UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21619

Nuveen Equity Premium Income Fund
(Exact name of registrant as specified in charter)

Nuveen Investments 333 West Wacker Drive Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Nuveen Investments 333 West Wacker Drive Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 917-7700

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. SS. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Closed-End Funds

Nuveen Investments

Closed-End Funds

Seeks Attractive Quarterly Distributions from an Integrated Index Option and Equity Strategy

Semi-Annual Report

June 30, 2012

Nuveen Equity Premium Income Fund

JPZ

Nuveen Equity Premium Opportunity Fund

JSN

Nuveen Equity Premium Advantage Fund

JLA

Nuveen Equity Premium and Growth Fund

JPG

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Table of Contents

Chairman's Letter to Shareholders	4

Portfolio Managers' Comments	5

Share Distribution and Price Information	8

Performance Overviews	11

Shareholder Meeting Report	15

Portfolios of Investments	16

Statement of Assets & Liabilities	48

Statement of Operations	49

Statement of Changes in Net Assets	50

Financial Highlights	52

Notes to Financial Statements	54

Annual Investment Management Agreement Approval Process	66

Reinvest Automatically, Easily and Conveniently	75

Glossary of Terms Used in this Report	77

Additional Fund Information	79

Chairman's
Letter to Shareholders

Dear Shareholders,

Investors have many reasons to remain cautious. The challenges in the Euro area are casting a shadow over global economies and financial markets. The political support for addressing fiscal issues is eroding as the economic and social impacts become more visible. At the same time, member nations appear unwilling to provide adequate financial support or to surrender sufficient sovereignty to strengthen the banks or unify the Euro area financial system. The gains made in reducing deficits, and the hard-won progress on winning popular acceptance of the need for economic austerity, are at risk. To their credit, European political leaders press on to find compromise solutions, but there is increasing concern that time will begin to run out.

In the U.S., strong corporate earnings have enabled the equity markets to withstand much of the downward pressures coming from weakening job creation, slower economic growth and political uncertainty. The Fed remains committed to low interest rates but has refrained from predicting another program of quantitative easing unless economic growth were to weaken significantly or the threat of recession appears on the horizon. Pre-election maneuvering has added to the already highly partisan atmosphere in the Congress. The end of the Bush-era tax cuts and implementation of the spending restrictions of the Budget Control Act of 2011, both scheduled to take place at year-end, loom closer.

During the last year, U.S. based investors have experienced a sharp decline and a strong recovery in the equity markets. The experienced investment teams at Nuveen keep their eye on a longer time horizon and use their practiced investment disciplines to negotiate through market peaks and valleys to achieve long-term goals for investors. Experienced professionals pursue investments that will weather short-term volatility and at the same time, seek opportunities that are created by markets that overreact to negative developments. Monitoring this process is an important consideration for the Fund Board as it oversees your Nuveen Fund on your behalf.

As always, I encourage you to contact your financial consultant if you have any questions about your investment in a Nuveen Fund. On behalf of the other members of your Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Robert P. Bremner
Chairman of the Board
August 23, 2012

Nuveen Investments

Portfolio Managers' Comments

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Nuveen Equity Premium Income Fund (JPZ)
Nuveen Equity Premium Opportunity Fund (JSN)
Nuveen Equity Premium Advantage Fund (JLA)
Nuveen Equity Premium and Growth Fund (JPG)

These Funds feature portfolio management by Gateway Investment Advisers, LLC. J. Patrick Rogers and Kenneth H. Toft serve as co-portfolio managers for JSN and JLA; Patrick and Michael T. Buckius are co-portfolio managers for JPZ and JPG. Patrick joined Gateway in 1989. He has been President and a Director of Gateway since 1995 and is the firm's Chief Executive Officer. Ken joined Gateway in 1992 and has been a Vice President and Portfolio Manager since 1997. Mike joined Gateway in 1999 and is currently Senior Vice President and Portfolio Manager. Here they talk about their management strategies and the performance of the Funds for the six-months ended June 30, 2012.

What key strategies were used to manage the Funds during this reporting period?

Each Fund invests in an equity portfolio and writes (sells) index call options against all or a portion of the notional value of its stock portfolio. The premium generated by the index call options is intended to supplement the dividend yield on the underlying stock portfolio to support each Fund's distribution policy and provides the potential for growth in value in rising markets and/or risk mitigation in the event of market decline. These strategies remained consistent in each Fund throughout the period.

For JPZ and JPG, the equity portfolio seeks to track the price movements of the S&P 500® Index. The JSN equity portfolio is invested to replicate the price performance of a custom index consisting of 75% S&P 500® Index and 25% NASDAQ -100 Index. JLA seeks to replicate a 50/50 blend of the S&P 500® Index and NASDAQ -100 Index. JPZ, JSN and JLA actively write (sell) listed index call options against their entire stock portfolios. JPG differs in that its index option hedging activity is applied to 80% of the value of the equity portfolio.

The writing of call options on a broad equity index, while investing in a portfolio of equi- ties, has the potential to enhance returns while exposing the Funds to less risk. Those portions of the Funds subject to the overwrite have their upside potential capped at the amount of premium received for the option. The down-side is buffered by the amount of the cash flow premium received. In flat or declining markets, the option premium can enhance total returns relative to the comparative index. In rising markets, the options can hurt the Funds' total return relative to their comparative index. The reporting period

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Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the Performance Overview page for your Fund in this report.

*  Six-month returns are cumulative; all other returns are annualized.

**  Since inception returns for JPZ and its comparative index are from 10/26/04; since inception returns for JSN and its comparative index are from 1/26/05; since inception returns for JLA and its comparative index are from 5/25/05; since inception returns for JPG and its comparative index are from 11/22/05.

***  Refer to Glossary of Terms Used in this Report for definitions. Indexes are not available for direct investment.

was marked by an essentially flat market, with high volatility. This was one factor in the underperformance of each Fund during the period.

How did the Funds perform over this six-month reporting period?

The performance of the Funds, as well as for comparative indexes, is presented in the accompanying table.

Annual Total Returns on Net Asset Value*

For periods ended 6/30/12

Fund	6-Month	1-Year	5-Year	Since Inception**
JPZ	6.79%	7.66%	2.54%	4.48%
S&P 500® Index***	9.49%	5.45%	0.22%	4.83%
JSN	6.03%	6.95%	2.74%	4.56%
Comparative Index***	10.82%	7.22%	1.76%	5.10%
JLA	6.43%	8.84%	3.35%	4.73%
Comparative Index***	12.16%	8.99%	3.28%	6.01%
JPG	6.80%	7.19%	1.69%	3.90%
S&P 500® Index***	9.49%	5.45%	0.22%	3.32%

For the six-month period ended June 30, 2012, the Funds lagged their respective comparative unhedged equity indexes. In the first quarter of 2012, an unusually strong quarter for the comparative indexes, the Funds performed as would be expected given the premium available from their call selling programs. As sellers of index call options, the Funds sell upside exposure to call buyers in return for option premium. As such, in a sharply rising market, call sellers tend to forego full participation in strong up-market moves. In the second quarter, when the comparative indexes declined, similar premium capture allowed each Fund to show a positive return. While the Funds performed in line with expectations and produced positive returns in both quarters, and with less volatility than the comparative indexes, the performance gain in the second quarter was not as large as the shortfall in the first quarter.

Throughout the period, the Funds' management team was able to benefit from the spikes in volatility that occurred by closing out near term (generally out-of-the-money) index option contracts and rewriting (rolling) closer-to-the-money longer-term contracts. A more conservative approach to adjusting strikes, lagging the more extreme market movements, benefited performance as the Funds suffered less from the whipsaws, where a security's price heads in one direction, but then is followed quickly by a movement in the opposite direction, which occurred during the choppy market.

Since the Funds follow a fairly stable investment discipline, market factors were the primary constraints on performance. In the first quarter, although option premium levels generally adhered to their long-term averages, the levels were down from the fourth quarter of 2011. During the second quarter, the primary constraint was the equity market sell-off during May 2012. Moreover, the recovery in June, occurring after a steep market decline, was problematic for index option call selling strategies. Once calls are written

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and the market rallies, the call strikes constrain upside market participation. These factors contributed to the Funds' six-month underperformance versus the market indexes.

RISK CONSIDERATIONS

Fund shares are not guaranteed or endorsed by any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation. Shares of closed-end funds are subject to investment risks, including the possible loss of principal invested. Past performance is no guarantee of future results. The following risks are listed in order of priority.

Investment and Market Risk. An investment in common shares is subject to investment risk, including the possible loss of the entire principal amount that you invest. Your investment in common shares represents an indirect investment in the corporate securities owned by the Funds, which generally trade in the over-the-counter markets. Your common shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.

Tax Risk. The tax treatment of Fund distributions may be affected by new IRS interpretations of the Internal Revenue Code and future changes in tax laws and regulations. This is particularly true for funds employing a managed distribution program.

Common Stock Risk. Common stocks returns often have experienced significant volatility.

Call Option Risk. The value of call options sold (written) by the Funds will fluctuate. The Funds may not participate in any appreciation of its equity portfolio as fully as it would if the Funds did not sell call options. In addition, the Funds will continue to bear the risk of declines in the value of the equity portfolio.

Derivatives Strategy Risk. Derivative securities, such as calls, puts, warrants, swaps and forwards, carry risks different from, and possibly greater than, the risks associated with the underlying investments.

Index Call Option Risk. Because index options are settled in cash, sellers of index call options, such as the Funds, cannot provide in advance for their potential settlement obligations by acquiring and holding the underlying securities.

Reinvestment Risk. If market interest rates decline, income earned from the Fund's portfolio may be reinvested at rates below that of the original bond that generated the income.

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Share Distribution and
Price Information

Distribution Information

The following information regarding each Fund's distributions is current as of June 30, 2012, and likely will vary over time based on the Fund's investment activities and portfolio investment value changes.

During the six-month reporting period, all funds maintained steady quarterly distributions. Some of the important factors affecting the amount and composition of these distributions are summarized below.

Each Fund has a managed distribution program. The goal of this program is to provide shareholders with relatively consistent and predictable cash flow by systematically converting the Fund's expected long-term return potential into regular distributions. As a result, regular distributions throughout the year are likely to include a portion of expected long-term gains (both realized and unrealized), along with net investment income.

Important points to understand about the managed distribution program are:

•  Each Fund seeks to establish a relatively stable distribution rate that roughly corresponds to the projected total return from its investment strategy over an extended period of time. However, you should not draw any conclusions about a Fund's past or future investment performance from its current distribution rate.

•  Actual returns will differ from projected long-term returns (and therefore a Fund's distribution rate), at least over shorter time periods. Over a specific timeframe, the difference between actual returns and total distributions will be reflected in an increasing (returns exceed distributions) or a decreasing (distributions exceed returns) Fund net asset value.

•  Each distribution is expected to be paid from some or all of the following sources:

•  net investment income (regular interest and dividends),

•  realized capital gains, and

•  unrealized gains, or, in certain cases, a return of principal (non-taxable distributions).

•  A non-taxable distribution is a payment of a portion of a Fund's capital. When a Fund's returns exceed distributions, it may represent portfolio gains generated, but not realized as a taxable capital gain. In periods when a Fund's return falls short of distributions, the shortfall will represent a portion of your original principal, unless the shortfall is offset during other time periods over the life of your investment (previous or subsequent) when a Fund's total return exceeds distributions.

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•  Because distribution source estimates are updated during the year based on a Fund's performance and forecast for its current fiscal year (which is the calendar year for each Fund), estimates on the nature of your distributions provided at the time distributions are paid may differ from both the tax information reported to you in your Fund's IRS Form 1099 statement provided at year end, as well as the ultimate economic sources of distributions over the life of your investment.

The following table provides estimated information regarding each Fund's distributions and total return performance for the six months ended June 30, 2012. This information is provided on a tax basis rather than a generally accepted accounting principles (GAAP) basis. This information is intended to help you better understand whether the Funds' returns for the specified time period were sufficient to meet each Fund's distributions.

As of 6/30/12	JPZ	JSN	JLA	JPG
Inception date	10/26/04	1/26/05	5/25/05	11/22/05
Six months ended June 30, 2012:
Per share distribution:
From net investment income	$0.11	$0.08	$0.05	$0.11
From realized capital gains	0.00	0.00	0.00	0.00
Return of capital	0.43	0.48	0.52	0.45
Total per share distribution	$0.54	$0.56	$0.57	$0.56
Annualized distribution rate on NAV	8.17%	8.52%	8.44%	7.80%
Average annual total returns:
6-Month (Cumulative) on NAV	6.79%	6.03%	6.43%	6.80%
1-Year on NAV	7.66%	6.95%	8.84%	7.19%
5-Year on NAV	2.54%	2.74%	3.35%	1.69%
Since inception on NAV	4.48%	4.56%	4.73%	3.90%

Share Repurchases and Price Information

As of June 30, 2012, and since the inception of the Funds' repurchase programs, the Funds have cumulatively repurchased and retired their outstanding shares as shown in the accompanying table.

Fund	Shares Repurchased and Retired	% of Outstanding Shares
JPZ	455,176	1.2%
JSN	545,900	0.8%
JLA	430,716	1.7%
JPG	371,763	2.3%

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During the current reporting period, the Funds repurchased and retired their shares at a weighted average price and a weighted average discount per share as shown in the accompanying table.

Fund	Shares Repurchased and Retired	Weighted Average Price Per Share Repurchased and Retired	Weighted Average Discount Per Share Repurchased and Retired
JPZ	12,600	$11.57	11.88%
JSN	—	—	—
JLA	43,477	$11.80	12.72%
JPG	1,800	$12.68	11.14%

As of June 30, 2012, and during the six-month reporting period, the Funds' share prices were trading at (–) discounts relative to their NAVs as shown in the accompanying table.

Fund	6/30/12 (–) Discount	Six-Month Average (–) Discount
JPZ	(-) 8.47%	(-) 10.42%
JSN	(-) 9.44%	(-) 9.56%
JLA	(-) 10.96%	(-) 11.35%
JPG	(-) 10.87%	(-) 10.81%

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JPZ

Performance

OVERVIEW

Nuveen Equity Premium Income Fund

  as of June 30, 2012

Fund Allocation (as a % of total net assets)3

2011-2012 Quarterly Distributions Per Share

Share Price Performance — Weekly Closing Price

  Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund's Performance Overview page.

1  Current Distribution Rate is based on the Fund's current annualized quarterly distribution divided by the Fund's current market price. The Fund's quarterly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund's cumulative net ordinary income and net realized gains are less than the amount of the Fund's distributions, a return of capital for tax purposes.

2  Other assets less liabilities.

3  Holdings are subject to change.

Fund Snapshot

Share Price	$12.10
Net Asset Value (NAV)	$13.22
Premium/(Discount) to NAV	-8.47%
Current Distribution Rate[1]	8.96%
Net Assets ($000)	$508,416

Average Annual Total Returns

(Inception 10/26/04)

	On Share Price	On NAV
6-Month (Cumulative)	13.15%	6.79%
1-Year	6.80%	7.66%
5-Year	2.03%	2.54%
Since Inception	3.24%	4.48%

Portfolio Composition3

(as a % of total common stocks)

Oil, Gas, & Consumable Fuels	9.2%
Pharmaceuticals	7.5%
Computers & Peripherals	5.3%
IT Services	4.1%
Diversified Telecommunication Services	3.9%
Software	3.7%
Diversified Financial Services	3.3%
Beverages	3.2%
Industrial Conglomerates	2.8%
Media	2.8%
Commercial Banks	2.8%
Aerospace & Defense	2.6%
Real Estate Investment Trust	2.6%
Machinery	2.5%
Semiconductors & Equipment	2.5%
Tobacco	2.4%
Specialty Retail	2.4%
Chemicals	2.2%
Health Care Providers & Services	2.2%
Internet Software & Services	2.1%
Household Products	1.9%
Communications Equipment	1.9%
Multi-Utilities	1.9%
Food & Staples Retailing	1.9%
Energy Equipment & Services	1.9%
Electric Utilities	1.8%
Other	18.6%

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Fund Snapshot

Share Price	$11.90
Net Asset Value (NAV)	$13.14
Premium/(Discount) to NAV	-9.44%
Current Distribution Rate[1]	9.38%
Net Assets ($000)	$873,908

Average Annual Total Returns

(Inception 1/26/05)

	On Share Price	On NAV
6-Month (Cumulative)	9.09%	6.03%
1-Year	5.52%	6.95%
5-Year	2.02%	2.74%
Since Inception	3.14%	4.56%

Portfolio Composition3

(as a % of total common stocks)

Computers & Peripherals	9.8%
Software	7.2%
Oil, Gas & Consumable Fuels	6.7%
Pharmaceuticals	6.1%
Internet Software & Services	4.5%
Media	3.7%
IT Services	3.7%
Semiconductors & Equipment	3.5%
Communications Equipment	3.3%
Beverages	2.6%
Diversified Telecommunication Services	2.4%
Diversified Financial Services	2.3%
Food & Staples Retailing	2.2%
Specialty Retail	2.1%
Internet & Catalog Retail	2.0%
Health Care Providers & Services	2.0%
Machinery	2.0%
Commercial Banks	1.9%
Insurance	1.9%
Tobacco	1.8%
Biotechnology	1.8%
Real Estate Investment Trust	1.7%
Chemicals	1.7%
Electric Utilities	1.7%
Hotels, Restaurants & Leisure	1.6%
Other	19.8%

JSN

Performance

OVERVIEW

Nuveen Equity Premium Opportunity Fund

  as of June 30, 2012

Fund Allocation (as a % of total net assets)3

2011-2012 Quarterly Distributions Per Share

Share Price Performance — Weekly Closing Price

  Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund's Performance Overview page.

1  Current Distribution Rate is based on the Fund's current annualized quarterly distribution divided by the Fund's current market price. The Fund's quarterly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund's cumulative net ordinary income and net realized gains are less than the amount of the Fund's distributions, a return of capital for tax purposes.

2  Other assets less liabilities.

3  Holdings are subject to change.

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JLA

Performance

OVERVIEW

Nuveen Equity Premium Advantage Fund

  as of June 30, 2012

Fund Allocation (as a % of total net assets)3

2011-2012 Quarterly Distributions Per Share

Share Price Performance — Weekly Closing Price

  Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund's Performance Overview page.

1  Current Distribution Rate is based on the Fund's current annualized quarterly distribution divided by the Fund's current market price. The Fund's quarterly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund's cumulative net ordinary income and net realized gains are less than the amount of the Fund's distributions, a return of capital for tax purposes.

2  Other assets less liabilities.

3  Holdings are subject to change.

Fund Snapshot

Share Price	$12.02
Net Asset Value (NAV)	$13.50
Premium/(Discount) to NAV	-10.96%
Current Distribution Rate[1]	9.45%
Net Assets ($000)	$347,189

Average Annual Total Returns

(Inception 5/25/05)

	On Share Price	On NAV
6-Month (Cumulative)	9.89%	6.43%
1-Year	5.59%	8.84%
5-Year	1.93%	3.35%
Since Inception	3.05%	4.73%

Portfolio Composition3

(as a % of total common stocks)

Computers & Peripherals	12.7%
Software	11.1%
Internet Software & Services	6.5%
Semiconductors & Equipment	5.9%
Internet & Catalog Retail	5.4%
Oil, Gas & Consumable Fuels	4.7%
Pharmaceuticals	4.6%
Communications Equipment	4.3%
Media	4.2%
IT Services	3.2%
Biotechnology	2.6%
Specialty Retail	2.2%
Hotels, Restaurants & Leisure	1.9%
Diversified Telecommunication Services	1.8%
Electric Utilities	1.7%
Food & Staples Retailing	1.7%
Electrical Equipment	1.7%
Machinery	1.6%
Commercial Banks	1.6%
Health Care Providers & Services	1.5%
Other	19.1%

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Fund Snapshot

Share Price	$12.79
Net Asset Value (NAV)	$14.35
Premium/(Discount) to NAV	-10.87%
Current Distribution Rate[1]	8.76%
Net Assets ($000)	$231,981

Average Annual Total Returns

(Inception 11/22/05)

	On Share Price	On NAV
6-Month (Cumulative)	10.56%	6.80%
1-Year	5.36%	7.19%
5-Year	1.15%	1.69%
Since Inception	2.15%	3.90%

Portfolio Composition3

(as a % of total common stocks)

Oil, Gas & Consumable Fuels	9.6%
Pharmaceuticals	7.7%
Computers & Peripherals	5.4%
Software	4.0%
Diversified Telecommunication Services	3.9%
IT Services	3.8%
Diversified Financial Services	3.5%
Insurance	3.1%
Commercial Banks	2.9%
Specialty Retail	2.9%
Aerospace & Defense	2.7%
Machinery	2.5%
Semiconductors & Equipment	2.5%
Chemicals	2.4%
Real Estate Investment Trust	2.4%
Beverages	2.4%
Tobacco	2.4%
Health Care Providers & Services	2.3%
Internet Software & Services	2.3%
Media	2.2%
Multi-Utilities	2.2%
Energy Equipment & Services	2.1%
Food & Staples Retailing	2.1%
Communications Equipment	2.1%
Household Products	1.9%
Other	18.7%

JPG

Performance

OVERVIEW

Nuveen Equity Premium and Growth Fund

  as of June 30, 2012

Fund Allocation (as a % of total net assets)3

2011-2012 Quarterly Distributions Per Share

Share Price Performance — Weekly Closing Price

  Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund's Performance Overview page.

1  Current Distribution Rate is based on the Fund's current annualized quarterly distribution divided by the Fund's current market price. The Fund's quarterly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund's cumulative net ordinary income and net realized gains are less than the amount of the Fund's distributions, a return of capital for tax purposes.

2  Other assets less liabilities.

3  Holdings are subject to change.

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JPZ

Shareholder Meeting Report

The annual meeting of shareholders was held in the offices of Nuveen Investments on March 30, 2012; at this meeting the shareholders were asked to vote on the election of Board Members.

	JPZ	JSN	JLA	JPG
	Common Shares	Common Shares	Common Shares	Common Shares
Approval of the Board Members was reached as follows:
Robert P. Bremner
For	32,125,320	56,586,035	22,316,521	13,834,116
Withhold	631,374	949,515	490,014	247,325
Total	32,756,694	57,535,550	22,806,535	14,081,441
Jack B. Evans
For	32,128,993	56,513,885	22,325,396	13,832,379
Withhold	627,701	1,021,665	481,139	249,062
Total	32,756,694	57,535,550	22,806,535	14,081,441
William J. Schneider
For	32,111,757	56,513,601	22,308,682	13,824,221
Withhold	644,937	1,021,949	497,853	257,220
Total	32,756,694	57,535,550	22,806,535	14,081,441

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JPZ

Nuveen Equity Premium Income Fund

Portfolio of Investments

  June 30, 2012 (Unaudited)

Shares	Description (1)	Value
	Common Stocks – 99.5% (5)
	Aerospace & Defense – 2.6%
44,366	Boeing Company	$3,296,394
65,577	Honeywell International Inc.	3,661,820
32,905	Raytheon Company	1,862,094
54,843	United Technologies Corporation	4,142,292
	Total Aerospace & Defense	12,962,600
	Air Freight & Logistics – 1.0%
62,893	United Parcel Service, Inc., Class B	4,953,453
	Airlines – 0.0%
3,957	United Continental Holdings Inc., (2)	96,274
	Auto Components – 0.1%
30,296	Cooper Tire & Rubber	531,392
	Automobiles – 0.7%
195,811	Ford Motor Company	1,877,827
32,461	Harley-Davidson, Inc.	1,484,442
	Total Automobiles	3,362,269
	Beverages – 3.1%
109,041	Coca-Cola Company	8,525,916
14,852	Monster Beverage Corporation, (2)	1,057,462
89,906	PepsiCo, Inc.	6,352,758
	Total Beverages	15,936,136
	Biotechnology – 1.1%
41,504	Amgen Inc.	3,031,452
18,099	Celgene Corporation, (2)	1,161,232
23,687	Gilead Sciences, Inc., (2)	1,214,669
	Total Biotechnology	5,407,353
	Building Products – 0.1%
42,748	Masco Corporation	592,915
	Capital Markets – 1.6%
109,476	Charles Schwab Corporation	1,415,525
22,272	Goldman Sachs Group, Inc.	2,134,994
48,534	Jefferies Group, Inc.	630,457
40,593	Legg Mason, Inc.	1,070,437
107,319	Morgan Stanley	1,565,784
38,635	Waddell & Reed Financial, Inc., Class A	1,169,868
	Total Capital Markets	7,987,065

Nuveen Investments

Shares	Description (1)	Value
	Chemicals – 2.2%
53,348	Dow Chemical Company	$1,680,462
54,215	E.I. Du Pont de Nemours and Company	2,741,653
34,457	Eastman Chemical Company	1,735,599
25,853	Monsanto Company	2,140,111
53,293	Olin Corporation	1,113,291
60,403	RPM International, Inc.	1,642,962
	Total Chemicals	11,054,078
	Commercial Banks – 2.8%
33,724	Comerica Incorporated	1,035,664
16,998	HSBC Holdings PLC, Sponsored ADR	750,122
10,984	PNC Financial Services Group, Inc.	671,232
120,668	U.S. Bancorp	3,880,683
232,364	Wells Fargo & Company	7,770,252
	Total Commercial Banks	14,107,953
	Commercial Services & Supplies – 0.7%
3,177	Avery Dennison Corporation	86,859
56,149	Deluxe Corporation	1,400,356
40,642	Pitney Bowes Inc.	608,411
16,031	R.R. Donnelley & Sons Company	188,685
35,497	Waste Management, Inc.	1,185,600
	Total Commercial Services & Supplies	3,469,911
	Communications Equipment – 1.9%
14,156	ADTRAN, Inc.	427,370
3,408	Ciena Corporation, (2)	55,789
230,385	Cisco Systems, Inc.	3,955,710
11,034	JDS Uniphase Corporation, (2)	121,374
25,703	Motorola Solutions Inc.	1,236,571
71,809	QUALCOMM, Inc.	3,998,325
	Total Communications Equipment	9,795,139
	Computers & Peripherals – 5.3%
38,524	Apple, Inc., (2)	22,498,016
67,332	Dell Inc., (2)	842,997
112,953	EMC Corporation, (2)	2,894,985
29,315	Hewlett-Packard Company	589,525
	Total Computers & Peripherals	26,825,523
	Consumer Finance – 0.4%
17,046	American Express Company	992,248
32,690	Discover Financial Services	1,130,420
	Total Consumer Finance	2,122,668
	Containers & Packaging – 0.3%
43,759	Packaging Corp. of America	1,235,754
5,718	Sonoco Products Company	172,398
	Total Containers & Packaging	1,408,152
	Distributors – 0.3%
29,044	Genuine Parts Company	1,749,901
	Diversified Consumer Services – 0.1%
7,623	Apollo Group, Inc., Class A, (2)	275,876

Nuveen Investments

JPZ

Nuveen Equity Premium Income Fund (continued)

Portfolio of Investments June 30, 2012 (Unaudited)

Shares	Description (1)	Value
	Diversified Financial Services – 3.3%
414,679	Bank of America Corporation	$3,392,074
108,986	Citigroup Inc.	2,987,306
6,790	CME Group, Inc.	1,820,467
198,535	JP Morgan Chase & Co.	7,093,656
47,644	New York Stock Exchange Euronext	1,218,734
	Total Diversified Financial Services	16,512,237
	Diversified Telecommunication Services – 3.8%
306,134	AT&T Inc.	10,916,738
29,237	CenturyLink Inc.	1,154,569
250,097	Frontier Communications Corporation	957,872
141,690	Verizon Communications Inc.	6,296,704
18,198	Windstream Corporation	175,793
	Total Diversified Telecommunication Services	19,501,676
	Electric Utilities – 1.8%
101,943	Duke Energy Corporation	2,350,806
6,959	Exelon Corporation	261,798
27,323	Great Plains Energy Incorporated	584,985
27,698	OGE Energy Corp.	1,434,479
80,800	Pepco Holdings, Inc.	1,581,256
29,370	Progress Energy, Inc.	1,767,193
27,732	Southern Company	1,283,992
	Total Electric Utilities	9,264,509
	Electrical Equipment – 0.6%
49,909	Emerson Electric Company	2,324,761
14,553	Rockwell Automation, Inc.	961,371
	Total Electrical Equipment	3,286,132
	Electronic Equipment & Instruments – 0.3%
118,215	Corning Incorporated	1,528,520
	Energy Equipment & Services – 1.9%
6,964	Diamond Offshore Drilling, Inc.	411,781
18,452	Ensco International PLC, Class A, Sponsored ADR	866,690
83,720	Halliburton Company	2,376,811
16,059	Patterson-UTI Energy, Inc.	233,819
73,781	Schlumberger Limited	4,789,125
16,157	Tidewater Inc.	749,039
	Total Energy Equipment & Services	9,427,265
	Food & Staples Retailing – 1.9%
79,319	CVS Caremark Corporation	3,706,577
38,696	SUPERVALU INC.	200,445
80,168	Wal-Mart Stores, Inc.	5,589,313
	Total Food & Staples Retailing	9,496,335
	Food Products – 0.9%
116,351	Kraft Foods Inc., Class A	4,493,476
	Gas Utilities – 1.0%
36,141	AGL Resources Inc.	1,400,464
25,536	Atmos Energy Corporation	895,548
22,995	National Fuel Gas Company	1,080,305
42,966	ONEOK, Inc.	1,817,891
	Total Gas Utilities	5,194,208

Nuveen Investments

Shares	Description (1)	Value
	Health Care Equipment & Supplies – 1.0%
4,460	Hologic Inc., (2)	$80,458
3,342	Intuitive Surgical, Inc., (2)	1,850,766
78,706	Medtronic, Inc.	3,048,283
	Total Health Care Equipment & Supplies	4,979,507
	Health Care Providers & Services – 2.1%
6,901	Brookdale Senior Living Inc., (2)	122,424
15,450	Coventry Health Care, Inc.	491,156
59,980	Express Scripts, (2)	3,348,683
17,609	HCA Holdings Inc.	535,842
1,116	Henry Schein Inc., (2)	87,595
39,267	Kindred Healthcare Inc., (2)	385,995
73,429	UnitedHealth Group Incorporated	4,295,597
25,221	Wellpoint Inc.	1,608,848
	Total Health Care Providers & Services	10,876,140
	Health Care Technology – 0.0%
114	Cerner Corporation, (2)	9,423
	Hotels, Restaurants & Leisure – 1.4%
22,200	Carnival Corporation	760,794
42,761	International Game Technology	673,486
2,272	Interval Leisure Group Inc.	43,191
63,999	McDonald's Corporation	5,665,831
	Total Hotels, Restaurants & Leisure	7,143,302
	Household Durables – 0.5%
2,990	Garmin Limited	114,487
64,653	Newell Rubbermaid Inc.	1,172,805
13,864	Tupperware Corporation	759,193
11,356	Whirlpool Corporation	694,533
	Total Household Durables	2,741,018
	Household Products – 1.9%
15,477	Colgate-Palmolive Company	1,611,156
12,645	Kimberly-Clark Corporation	1,059,272
117,090	Procter & Gamble Company	7,171,763
	Total Household Products	9,842,191
	Industrial Conglomerates – 2.8%
42,942	3M Co.	3,847,603
505,901	General Electric Company	10,542,977
57	Siemens AG, Sponsored ADR	4,792
	Total Industrial Conglomerates	14,395,372
	Insurance – 1.8%
47,749	Allstate Corporation	1,675,512
8,871	Arthur J. Gallagher & Co.	311,106
36,694	Fidelity National Title Group Inc., Class A	706,726
26,683	Hartford Financial Services Group, Inc.	470,421
13,665	Kemper Corporation	420,199
63,881	Lincoln National Corporation	1,397,077
63,867	Marsh & McLennan Companies, Inc.	2,058,433
35,702	Travelers Companies, Inc.	2,279,216
	Total Insurance	9,318,690

Nuveen Investments

JPZ

Nuveen Equity Premium Income Fund (continued)

Portfolio of Investments June 30, 2012 (Unaudited)

Shares	Description (1)	Value
	Internet & Catalog Retail – 1.1%
15,029	Amazon.com, Inc., (2)	$3,431,872
3,103	HSN, Inc.	125,206
2,786	Priceline.com Incorporated, (2)	1,851,353
	Total Internet & Catalog Retail	5,408,431
	Internet Software & Services – 2.1%
10,937	Akamai Technologies, Inc., (2)	347,250
52,022	eBay Inc., (2)	2,185,444
10,446	Google Inc., Class A, (2)	6,059,411
44,605	United Online, Inc.	188,233
5,616	ValueClick, Inc., (2)	92,046
10,122	VeriSign, Inc., (2)	441,016
72,091	Yahoo! Inc., (2)	1,141,201
	Total Internet Software & Services	10,454,601
	IT Services – 4.1%
34,496	Automatic Data Processing, Inc.	1,920,047
17,199	Cognizant Technology Solutions Corporation, Class A, (2)	1,031,940
32,696	Fidelity National Information Services	1,114,280
54,848	International Business Machines Corporation (IBM)	10,727,172
3,197	Lender Processing Services Inc.	80,820
5,940	MasterCard, Inc.	2,554,853
42,671	Paychex, Inc.	1,340,296
17,159	Visa Inc., Class A	2,121,367
	Total IT Services	20,890,775
	Leisure Equipment & Products – 0.3%
19,609	Polaris Industries Inc.	1,401,651
	Machinery – 2.5%
28,606	Caterpillar Inc.	2,428,935
17,395	Cummins Inc.	1,685,749
20,434	Deere & Company	1,652,498
13,600	Graco Inc.	626,688
13,107	Ingersoll Rand Company Limited, Class A	552,853
16,893	Parker Hannifin Corporation	1,298,734
11,767	Snap-on Incorporated	732,496
22,597	SPX Corporation	1,476,036
27,348	Stanley Black & Decker Inc.	1,760,117
12,000	Timken Company	549,480
	Total Machinery	12,763,586
	Media – 2.8%
56,665	CBS Corporation, Class B	1,857,479
117,549	Comcast Corporation, Class A	3,758,042
39,613	New York Times, Class A, (2)	308,981
35,396	Omnicom Group, Inc.	1,720,246
114,479	Regal Entertainment Group, Class A	1,575,231
103,897	Walt Disney Company	5,039,005
	Total Media	14,258,984
	Metals & Mining – 0.9%
88,284	Alcoa Inc.	772,485
44,474	Freeport-McMoRan Copper & Gold, Inc.	1,515,229
6,726	Newmont Mining Corporation	326,278
28,148	Nucor Corporation	1,066,809
32,749	Southern Copper Corporation	1,031,921
	Total Metals & Mining	4,712,722

Nuveen Investments

Shares	Description (1)	Value
	Multiline Retail – 1.0%
20	Dollar Tree Stores Inc., (2)	$1,076
4,000	Family Dollar Stores, Inc.	265,920
36,680	Macy's, Inc.	1,259,958
25,718	Nordstrom, Inc.	1,277,927
8,076	Sears Holding Corporation, (2)	482,137
34,401	Target Corporation	2,001,794
	Total Multiline Retail	5,288,812
	Multi-Utilities – 1.9%
40,360	Ameren Corporation	1,353,674
25,585	Consolidated Edison, Inc.	1,591,131
71,595	Integrys Energy Group, Inc.	4,071,608
15,861	Northwestern Corporation	582,099
60,504	Public Service Enterprise Group Incorporated	1,966,380
	Total Multi-Utilities	9,564,892
	Oil, Gas & Consumable Fuels – 9.2%
9,051	Cenovus Energy Inc.	287,822
94,802	Chevron Corporation	10,001,611
77,146	ConocoPhillips	4,310,918
39,168	CONSOL Energy Inc.	1,184,440
22,718	Continental Resources Inc., (2)	1,513,473
16,151	EnCana Corporation	336,425
28,911	EOG Resources, Inc.	2,605,170
220,293	Exxon Mobil Corporation	18,850,472
48,380	Occidental Petroleum Corporation	4,149,553
38,573	Phillips 66	1,282,167
4,626	Total SA, Sponsored ADR	207,939
76,829	Valero Energy Corporation	1,855,420
	Total Oil, Gas & Consumable Fuels	46,585,410
	Pharmaceuticals – 7.4%
91,791	Abbott Laboratories	5,917,766
120,797	Bristol-Myers Squibb Company	4,342,652
57,664	Eli Lilly and Company	2,474,362
136,111	Johnson & Johnson	9,195,659
165,408	Merck & Company Inc.	6,905,784
384,228	Pfizer Inc.	8,837,244
	Total Pharmaceuticals	37,673,467
	Professional Services – 0.0%
3,665	Manpower Inc.	134,322
6,949	Resources Connection, Inc.	85,473
	Total Professional Services	219,795
	Real Estate Investment Trust – 2.6%
111,810	Annaly Capital Management Inc.	1,876,172
39,521	Brandywine Realty Trust	487,689
44,183	CapLease Inc.	183,359
25,456	CommonWealth REIT	486,719
55,131	CubeSmart	643,379
15,432	Health Care REIT, Inc.	899,686
49,625	Healthcare Realty Trust, Inc.	1,183,060
45,684	Hospitality Properties Trust	1,131,593
88,469	Lexington Corporate Properties Trust	749,332
27,077	Liberty Property Trust	997,517
17,263	Medical Properties Trust Inc.	166,070
28,311	MFA Mortgage Investments, Inc.	223,374
26,716	Senior Housing Properties Trust	596,301

Nuveen Investments

JPZ

Nuveen Equity Premium Income Fund (continued)

Portfolio of Investments June 30, 2012 (Unaudited)

Shares	Description (1)	Value
	Real Estate Investment Trust (continued)
11,215	Sun Communities Inc.	$496,152
25,359	Ventas Inc.	1,600,660
54,475	Weyerhaeuser Company	1,218,061
	Total Real Estate Investment Trust	12,939,124
	Road & Rail – 0.8%
17,765	Norfolk Southern Corporation	1,274,994
25,475	Union Pacific Corporation	3,039,422
	Total Road & Rail	4,314,416
	Semiconductors & Equipment – 2.4%
25,275	Analog Devices, Inc.	952,109
96,369	Applied Materials, Inc.	1,104,389
21,444	Broadcom Corporation, Class A	724,807
252,373	Intel Corporation	6,725,740
12,846	Intersil Holding Corporation, Class A	136,810
3,087	Lam Research Corporation, (2)	116,503
24,776	Microchip Technology Incorporated	819,590
27,856	NVIDIA Corporation, (2)	384,970
51,579	Texas Instruments Incorporated	1,479,802
	Total Semiconductors & Equipment	12,444,720
	Software – 3.7%
23,572	Adobe Systems Incorporated, (2)	763,026
18,599	Autodesk, Inc., (2)	650,779
349,236	Microsoft Corporation	10,683,129
181,902	Oracle Corporation	5,402,489
9,475	Salesforce.com, Inc., (2)	1,310,014
	Total Software	18,809,437
	Specialty Retail – 2.4%
18,330	Abercrombie & Fitch Co., Class A	625,786
41,497	American Eagle Outfitters, Inc.	818,736
21,475	Best Buy Co., Inc.	450,116
81,211	Home Depot, Inc.	4,303,371
36,817	Limited Brands, Inc.	1,565,827
74,638	Lowe's Companies, Inc.	2,122,705
364	Orchard Supply Hardware Stores Corporation, (2)	6,053
472	Ross Stores, Inc.	29,486
13,465	Tiffany & Co.	712,972
30,741	TJX Companies, Inc.	1,319,711
	Total Specialty Retail	11,954,763
	Textiles, Apparel & Luxury Goods – 0.4%
7,159	Cherokee Inc.	99,725
15,061	VF Corporation	2,009,890
	Total Textiles, Apparel & Luxury Goods	2,109,615
	Thrifts & Mortgage Finance – 0.2%
36,703	Hudson City Bancorp, Inc.	233,798
60,610	New York Community Bancorp Inc.	759,443
	Total Thrifts & Mortgage Finance	993,241

Nuveen Investments

Shares	Description (1)	Value
	Tobacco – 2.4%
110,378	Altria Group, Inc.	$3,813,560
81,518	Philip Morris International	7,113,261
21,468	Reynolds American Inc.	963,269
4,866	Vector Group Ltd.	82,819
	Total Tobacco	11,972,909
	Wireless Telecommunication Services – 0.0%
5,500	USA Mobility Inc.	70,728
	Total Common Stocks (cost $395,302,622)	505,480,738

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	Short-Term Investments – 5.6%
$28,704	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/29/12, repurchase price $28,703,861, collateralized by $28,360,000 U.S. Treasury Notes, 1.500%, due 3/31/19, value $29,281,700	0.010%	7/02/12	$28,703,837
	Total Short-Term Investments (cost $28,703,837)			28,703,837
	Total Investments (cost $424,006,459) – 105.1%			534,184,575
	Other Assets Less Liabilities – (5.1)% (3)			(25,768,151)
	Net Assets – 100%			$508,416,424

Investments in Derivatives at June 30, 2012

Call Options Written outstanding:

Number of Contracts	Type	Notional Amount (4)	Expiration Date	Strike Price	Value
	Call Options Written – (3.2)%
(468)	S&P 500 Index	$(60,840,000)	7/21/12	$1,300	$(3,065,400)
(898)	S&P 500 Index	(118,985,000)	7/21/12	1,325	(3,969,160)
(425)	S&P 500 Index	(57,375,000)	7/21/12	1,350	(1,088,000)
(500)	S&P 500 Index	(68,750,000)	7/21/12	1,375	(587,500)
(459)	S&P 500 Index	(59,670,000)	8/18/12	1,300	(3,369,060)
(426)	S&P 500 Index	(56,445,000)	8/18/12	1,325	(2,300,400)
(496)	S&P 500 Index	(66,960,000)	8/18/12	1,350	(1,825,280)
(3,672)	Total Call Options Written (premiums received $14,212,430)	$(489,025,000)			$(16,204,800)

    For Fund portfolio compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

  (1)  All percentages in the Portfolio of Investments are based on net assets.

  (2)  Non-income producing; issuer has not declared a dividend within the past twelve months.

  (3)  Other Assets Less Liabilities includes the Value of derivative instruments as noted within Investments in Derivatives at June 30, 2012.

  (4)  For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

  (5)  The Fund may designate up to 100% of its common stock investments to cover outstanding call options written.

  ADR  American Depositary Receipt.

See accompanying notes to financial statements.

Nuveen Investments

JSN

Nuveen Equity Premium Opportunity Fund

Portfolio of Investments

  June 30, 2012 (Unaudited)

Shares	Description (1)	Value
	Common Stocks – 98.3% (5)
	Aerospace & Defense – 1.6%
38,656	Boeing Company	$2,872,141
52,665	Honeywell International Inc.	2,940,814
8,874	Huntington Ingalls Industries Inc., (2)	357,090
17,575	Lockheed Martin Corporation	1,530,431
34,529	Northrop Grumman Corporation	2,202,605
32,796	Raytheon Company	1,855,926
28,284	United Technologies Corporation	2,136,291
	Total Aerospace & Defense	13,895,298
	Air Freight & Logistics – 0.9%
99,086	United Parcel Service, Inc., Class B	7,804,013
	Auto Components – 0.1%
60,739	Gentex Corporation	1,267,623
	Automobiles – 0.4%
213,263	Ford Motor Company	2,045,192
33,442	Harley-Davidson, Inc.	1,529,303
	Total Automobiles	3,574,495
	Beverages – 2.6%
152,435	Coca-Cola Company	11,918,893
28,504	Monster Beverage Corporation, (2)	2,029,485
117,272	PepsiCo, Inc.	8,286,440
	Total Beverages	22,234,818
	Biotechnology – 1.7%
109,715	Celgene Corporation, (2)	7,039,314
159,283	Gilead Sciences, Inc., (2)	8,168,032
	Total Biotechnology	15,207,346
	Capital Markets – 1.2%
129,710	Charles Schwab Corporation	1,677,150
48,725	Eaton Vance Corporation	1,313,139
27,060	Goldman Sachs Group, Inc.	2,593,972
43,099	Legg Mason, Inc.	1,136,521
121,415	Morgan Stanley	1,771,445
61,497	Waddell & Reed Financial, Inc., Class A	1,862,129
	Total Capital Markets	10,354,356
	Chemicals – 1.7%
63,776	Dow Chemical Company	2,008,944
42,800	E.I. Du Pont de Nemours and Company	2,164,396
61,739	Eastman Chemical Company	3,109,793
42,416	Monsanto Company	3,511,196
27,307	Potash Corporation of Saskatchewan	1,193,043
95,980	RPM International, Inc.	2,610,656
	Total Chemicals	14,598,028

Nuveen Investments

Shares	Description (1)	Value
	Commercial Banks – 1.9%
65,480	Fifth Third Bancorp.	$877,432
86,613	First Horizon National Corporation	749,202
143	HSBC Holdings PLC, Sponsored ADR	6,311
6	Lloyds TSB Group PLC, Sponsored ADR, (2)	12
176,748	U.S. Bancorp	5,684,216
276,832	Wells Fargo & Company	9,257,262
	Total Commercial Banks	16,574,435
	Commercial Services & Supplies – 0.4%
23,371	Deluxe Corporation	582,873
49,936	R.R. Donnelley & Sons Company	587,747
77,545	Waste Management, Inc.	2,590,003
	Total Commercial Services & Supplies	3,760,623
	Communications Equipment – 3.2%
45,063	ADTRAN, Inc.	1,360,452
13,861	Aviat Networks Inc., (2)	38,811
630,518	Cisco Systems, Inc.	10,825,994
19,247	Harris Corporation	805,487
14,940	Motorola Solutions Inc.	718,763
256,488	QUALCOMM, Inc.	14,281,252
	Total Communications Equipment	28,030,759
	Computers & Peripherals – 9.7%
125,079	Apple, Inc., (2)	73,046,135
211,358	Dell Inc., (2)	2,646,202
157,114	EMC Corporation, (2)	4,026,832
125,310	Hewlett-Packard Company	2,519,984
72,669	NetApp, Inc., (2)	2,312,328
	Total Computers & Peripherals	84,551,481
	Consumer Finance – 0.8%
59,964	American Express Company	3,490,504
55,844	Discover Financial Services	1,931,086
77,393	SLM Corporation	1,215,844
	Total Consumer Finance	6,637,434
	Containers & Packaging – 0.4%
63,738	Packaging Corp. of America	1,799,961
50,628	Sonoco Products Company	1,526,434
	Total Containers & Packaging	3,326,395
	Distributors – 0.2%
31,204	Genuine Parts Company	1,880,041
	Diversified Consumer Services – 0.1%
35,953	Hillenbrand Inc.	660,816
	Diversified Financial Services – 2.2%
600,967	Bank of America Corporation	4,915,910
134,600	Citigroup Inc.	3,689,386
10,689	CME Group, Inc.	2,865,828
3,691	ING Groep N.V, Sponsored ADR, (2)	24,656
224,788	JP Morgan Chase & Co.	8,031,675
	Total Diversified Financial Services	19,527,455

Nuveen Investments

JSN

Nuveen Equity Premium Opportunity Fund (continued)

Portfolio of Investments June 30, 2012 (Unaudited)

Shares	Description (1)	Value
	Diversified Telecommunication Services – 2.4%
346,193	AT&T Inc.	$12,345,242
93,521	Frontier Communications Corporation	358,185
181,521	Verizon Communications Inc.	8,066,793
	Total Diversified Telecommunication Services	20,770,220
	Electric Utilities – 1.6%
38,821	Companhia Energetica de Minas Gerais, Sponsored ADR	715,083
187,421	Duke Energy Corporation	4,321,928
112,676	Great Plains Energy Incorporated	2,412,393
57,468	OGE Energy Corp.	2,976,268
129,707	Pepco Holdings, Inc.	2,538,366
25,438	Pinnacle West Capital Corporation	1,316,162
	Total Electric Utilities	14,280,200
	Electrical Equipment – 1.3%
23,275	Cooper Industries Inc.	1,586,890
59,698	Emerson Electric Company	2,780,733
11,240	Hubbell Incorporated, Class B	876,046
31,575	Rockwell Automation, Inc.	2,085,845
42,974	Roper Industries Inc.	4,236,377
	Total Electrical Equipment	11,565,891
	Electronic Equipment & Instruments – 0.2%
102,078	Corning Incorporated	1,319,869
	Energy Equipment & Services – 1.6%
25,308	Diamond Offshore Drilling, Inc.	1,496,462
36,079	Ensco International PLC, Class A, Sponsored ADR	1,694,631
117,793	Halliburton Company	3,344,143
54,107	Patterson-UTI Energy, Inc.	787,798
86,859	Schlumberger Limited	5,638,018
17,510	Tidewater Inc.	811,764
	Total Energy Equipment & Services	13,772,816
	Food & Staples Retailing – 2.1%
102,543	CVS Caremark Corporation	4,791,834
82,219	Kroger Co.	1,906,659
38,974	SUPERVALU INC.	201,885
68,576	Walgreen Co.	2,028,478
140,159	Wal-Mart Stores, Inc.	9,771,885
	Total Food & Staples Retailing	18,700,741
	Food Products – 0.6%
144,950	Kraft Foods Inc., Class A	5,597,969
	Gas Utilities – 1.1%
57,627	AGL Resources Inc.	2,233,046
34,085	Atmos Energy Corporation	1,195,361
41,373	National Fuel Gas Company	1,943,704
99,610	ONEOK, Inc.	4,214,499
	Total Gas Utilities	9,586,610
	Health Care Equipment & Supplies – 1.0%
65,107	Baxter International, Inc.	3,460,437
36,821	Hill Rom Holdings Inc.	1,135,928
97,109	Hologic Inc., (2)	1,751,846
69,279	Medtronic, Inc.	2,683,176
	Total Health Care Equipment & Supplies	9,031,387

Nuveen Investments

Shares	Description (1)	Value
	Health Care Providers & Services – 2.0%
47,194	Aetna Inc.	$1,829,711
62,293	Brookdale Senior Living Inc., (2)	1,105,078
27,564	Coventry Health Care, Inc.	876,260
103,880	Express Scripts, (2)	5,799,620
84,329	UnitedHealth Group Incorporated	4,933,247
40,174	Wellpoint Inc.	2,562,699
	Total Health Care Providers & Services	17,106,615
	Hotels, Restaurants & Leisure – 1.6%
51,390	International Game Technology	809,393
17,582	Las Vegas Sands	764,641
98,283	McDonald's Corporation	8,700,994
21,179	Starwood Hotels & Resorts Worldwide, Inc.	1,123,334
25,889	Wynn Resorts Ltd	2,685,207
	Total Hotels, Restaurants & Leisure	14,083,569
	Household Durables – 0.3%
68,264	KB Home	668,987
54,753	Newell Rubbermaid Inc.	993,219
19,851	Whirlpool Corporation	1,214,087
	Total Household Durables	2,876,293
	Household Products – 1.5%
40,780	Colgate-Palmolive Company	4,245,198
142,569	Procter & Gamble Company	8,732,351
	Total Household Products	12,977,549
	Industrial Conglomerates – 1.6%
18,623	3M Co.	1,668,621
595,443	General Electric Company	12,409,032
	Total Industrial Conglomerates	14,077,653
	Insurance – 1.9%
65,172	Allstate Corporation	2,286,885
19,096	American International Group, (2)	612,791
26,066	Arthur J. Gallagher & Co.	914,135
63,742	Berkshire Hathaway Inc., Class B, (2)	5,311,621
92,800	CNO Financial Group Inc.	723,840
60,339	Fidelity National Title Group Inc., Class A	1,162,129
65,958	Genworth Financial Inc., Class A, (2)	373,322
30,951	Hartford Financial Services Group, Inc.	545,666
13,952	Kemper Corporation	429,024
35,717	Lincoln National Corporation	781,131
103,489	Marsh & McLennan Companies, Inc.	3,335,450
	Total Insurance	16,475,994
	Internet & Catalog Retail – 2.0%
71,741	Amazon.com, Inc., (2)	16,382,057
27,170	HSN, Inc.	1,096,310
	Total Internet & Catalog Retail	17,478,367
	Internet Software & Services – 4.4%
39,603	Akamai Technologies, Inc., (2)	1,257,395
28,789	Baidu.com, Inc., Sponsored ADR, (2)	3,310,159
58,343	Earthlink, Inc.	434,072
199,069	eBay Inc., (2)	8,362,889
35,490	Google Inc., Class A, (2)	20,586,683

Nuveen Investments

JSN

Nuveen Equity Premium Opportunity Fund (continued)

Portfolio of Investments June 30, 2012 (Unaudited)

Shares	Description (1)	Value
	Internet Software & Services (continued)
22,576	IAC/InterActiveCorp.	$1,029,466
83,134	VeriSign, Inc., (2)	3,622,148
	Total Internet Software & Services	38,602,812
	IT Services – 3.6%
117,025	Automatic Data Processing, Inc.	6,513,612
61,069	Fidelity National Information Services	2,081,232
77,353	International Business Machines Corporation (IBM)	15,128,700
14,762	Lender Processing Services Inc.	373,183
108,876	Paychex, Inc.	3,419,795
31,831	Visa Inc., Class A	3,935,267
	Total IT Services	31,451,789
	Leisure Equipment & Products – 0.5%
77,138	Mattel, Inc.	2,502,357
29,666	Polaris Industries Inc.	2,120,526
	Total Leisure Equipment & Products	4,622,883
	Machinery – 1.9%
53,257	Caterpillar Inc.	4,522,052
25,197	Deere & Company	2,037,681
43,913	Graco Inc.	2,023,511
26,329	Joy Global Inc.	1,493,644
27,707	SPX Corporation	1,809,821
40,513	Stanley Black & Decker Inc.	2,607,417
50,568	Timken Company	2,315,509
	Total Machinery	16,809,635
	Media – 3.7%
322,788	Comcast Corporation, Special Class A	10,135,543
97,817	New York Times, Class A, (2)	762,973
309,975	News Corporation, Class A	6,909,343
58,689	Omnicom Group, Inc.	2,852,285
82,498	Regal Entertainment Group, Class A	1,135,172
44,293	Viacom Inc., Class B	2,082,657
168,852	Walt Disney Company	8,189,322
	Total Media	32,067,295
	Metals & Mining – 0.9%
287,484	Alcoa Inc.	2,515,485
33,263	Barrick Gold Corporation	1,249,691
66,105	Freeport-McMoRan Copper & Gold, Inc.	2,252,197
148,596	Hecla Mining Company	705,831
28,154	Southern Copper Corporation	887,133
	Total Metals & Mining	7,610,337
	Multiline Retail – 1.0%
59,243	Macy's, Inc.	2,034,997
47,582	Nordstrom, Inc.	2,364,350
21,415	Sears Holding Corporation, (2)	1,278,476
57,463	Target Corporation	3,343,772
	Total Multiline Retail	9,021,595
	Multi-Utilities – 0.6%
62,041	Ameren Corporation	2,080,855
97,043	Public Service Enterprise Group Incorporated	3,153,898
	Total Multi-Utilities	5,234,753

Nuveen Investments

Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels – 6.6%
127,777	Chevron Corporation	$13,480,474
2,747	CNOOC Limited, Sponsored ADR	552,834
109,700	ConocoPhillips	6,130,036
301,343	Exxon Mobil Corporation	25,785,920
34,787	Hess Corporation	1,511,495
58,407	Occidental Petroleum Corporation	5,009,568
3,274	PetroChina Company Limited, Sponsored ADR	422,804
54,850	Phillips 66	1,823,214
3,460	Royal Dutch Shell PLC, Class A, Sponsored ADR	233,308
122,639	SandRidge Energy Inc., (2)	820,455
39,133	StatoilHydro ASA, Sponsored ADR	933,713
28,912	Suncor Energy, Inc.	837,002
	Total Oil, Gas & Consumable Fuels	57,540,823
	Pharmaceuticals – 6.0%
144,749	Abbott Laboratories	9,331,968
153,480	Bristol-Myers Squibb Company	5,517,606
102,340	Eli Lilly and Company	4,391,409
1,112	GlaxoSmithKline PLC, Sponsored ADR	50,674
198,321	Johnson & Johnson	13,398,567
209,654	Merck & Company Inc.	8,753,055
460,108	Pfizer Inc.	10,582,484
	Total Pharmaceuticals	52,025,763
	Professional Services – 0.1%
29,079	Manpower Inc.	1,065,745
18,692	Resources Connection, Inc.	229,912
	Total Professional Services	1,295,657
	Real Estate Investment Trust – 1.7%
60,679	Apartment Investment & Management Company, Class A	1,640,153
69,975	Brandywine Realty Trust	863,492
34,687	CBL & Associates Properties Inc.	677,784
129,993	CubeSmart	1,517,018
114,294	DCT Industrial Trust Inc.	720,052
43,378	Health Care REIT, Inc.	2,528,937
79,809	Lexington Corporate Properties Trust	675,982
46,608	Liberty Property Trust	1,717,039
71,664	Ventas Inc.	4,523,432
	Total Real Estate Investment Trust	14,863,889
	Road & Rail – 0.7%
12,904	Dollar Thrifty Automotive Group Inc., (2)	1,044,708
41,968	Union Pacific Corporation	5,007,202
	Total Road & Rail	6,051,910
	Semiconductors & Equipment – 3.5%
95,384	Altera Corporation	3,227,795
64,144	Analog Devices, Inc.	2,416,304
103,217	Broadcom Corporation, Class A	3,488,735
693,497	Intel Corporation	18,481,695
26,060	Intersil Holding Corporation, Class A	277,539
78,287	Linear Technology Corporation	2,452,732
	Total Semiconductors & Equipment	30,344,800

Nuveen Investments

JSN

Nuveen Equity Premium Opportunity Fund (continued)

Portfolio of Investments June 30, 2012 (Unaudited)

Shares	Description (1)	Value
	Software – 7.1%
296,620	Activision Blizzard Inc.	$3,556,474
141,680	Adobe Systems Incorporated, (2)	4,586,182
79,219	Autodesk, Inc., (2)	2,771,873
1,057,612	Microsoft Corporation	32,352,350
623,263	Oracle Corporation	18,510,910
	Total Software	61,777,789
	Specialty Retail – 2.0%
20,823	Abercrombie & Fitch Co., Class A	710,897
59,432	American Eagle Outfitters, Inc.	1,172,593
51,495	Best Buy Co., Inc.	1,079,335
58,779	CarMax, Inc., (2)	1,524,727
73,397	Gap, Inc.	2,008,142
97,158	Home Depot, Inc.	5,148,402
63,713	Limited Brands, Inc.	2,709,714
118,515	Lowe's Companies, Inc.	3,370,567
	Total Specialty Retail	17,724,377
	Thrifts & Mortgage Finance – 0.1%
40,800	MGIC Investment Corporation, (2)	117,504
56,714	New York Community Bancorp Inc.	710,626
	Total Thrifts & Mortgage Finance	828,130
	Tobacco – 1.8%
68,111	Altria Group, Inc.	2,353,235
130,794	Philip Morris International	11,413,084
36,132	Reynolds American Inc.	1,621,243
	Total Tobacco	15,387,562
	Wireless Telecommunication Services – 0.2%
9,818	China Mobile Limited, Sponsored ADR	536,750
444,739	Sprint Nextel Corporation, (2)	1,449,849
	Total Wireless Telecommunication Services	1,986,599
	Total Common Stocks (cost $626,602,050)	858,835,557

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	Short-Term Investments – 6.8%
$59,764	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/29/12, repurchase price $59,764,386, collateralized by $54,490,000 U.S. Treasury Notes, 2.750%, due 2/15/19, value $60,960,688	0.010%	7/02/12	$59,764,336
	Total Short-Term Investments (cost $59,764,336)			59,764,336
	Total Investments (cost $686,366,386) – 105.1%			918,599,893
	Other Assets Less Liabilities – (5.1)% (3)			(44,691,402)
	Net Assets – 100%			$873,908,491

Nuveen Investments

Investments in Derivatives at June 30, 2012

Call Options Written outstanding:

Number of Contracts	Type	Notional Amount (4)	Expiration Date	Strike Price	Value
	Call Options Written – (3.2)%
(999)	MINI-Nasdaq-100 Index	$(24,975,000)	7/21/12	$250.0	$(1,276,223)
(958)	MINI-Nasdaq-100 Index	(24,189,500)	7/21/12	252.5	(998,715)
(1,051)	MINI-Nasdaq-100 Index	(26,800,500)	7/21/12	255.0	(890,723)
(963)	MINI-Nasdaq-100 Index	(25,278,750)	7/21/12	262.5	(344,272)
(1,060)	MINI-Nasdaq-100 Index	(28,090,000)	7/21/12	265.0	(278,780)
(996)	MINI-Nasdaq-100 Index	(25,149,000)	8/18/12	252.5	(1,242,510)
(1,097)	MINI-Nasdaq-100 Index	(27,973,500)	8/18/12	255.0	(1,187,502)
(992)	MINI-Nasdaq-100 Index	(25,544,000)	8/18/12	257.5	(920,080)
(599)	S&P 500 Index	(77,870,000)	7/21/12	1,300.0	(3,923,450)
(1,140)	S&P 500 Index	(151,050,000)	7/21/12	1,325.0	(5,038,800)
(555)	S&P 500 Index	(74,925,000)	7/21/12	1,350.0	(1,420,800)
(598)	S&P 500 Index	(82,225,000)	7/21/12	1,375.0	(702,650)
(602)	S&P 500 Index	(78,260,000)	8/18/12	1,300.0	(4,418,680)
(555)	S&P 500 Index	(73,537,500)	8/18/12	1,325.0	(2,997,000)
(638)	S&P 500 Index	(86,130,000)	8/18/12	1,350.0	(2,347,840)
(12,803)	Total Call Options Written (premiums received $24,350,565)	$(831,997,750)			$(27,988,025)

    For Fund portfolio compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

  (1)  All percentages in the Portfolio of Investments are based on net assets.

  (2)  Non-income producing; issuer has not declared a dividend within the past twelve months.

  (3)  Other Assets Less Liabilities includes the Value of derivative instruments as noted within Investments in Derivatives at June 30, 2012.

  (4)  For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

  (5)  The Fund may designate up to 100% of its common stock investments to cover outstanding call options written.

  ADR  American Depositary Receipt.

See accompanying notes to financial statements.

Nuveen Investments

JLA

Nuveen Equity Premium Advantage Fund

Portfolio of Investments

  June 30, 2012 (Unaudited)

Shares	Description (1)	Value
	Common Stocks – 98.0% (5)
	Aerospace & Defense – 1.2%
15,525	Boeing Company	$1,153,508
29,256	Honeywell International Inc.	1,633,655
19,873	United Technologies Corporation	1,501,008
	Total Aerospace & Defense	4,288,171
	Air Freight & Logistics – 0.5%
21,594	United Parcel Service, Inc., Class B	1,700,743
	Airlines – 0.1%
5,693	Delta Air Lines, Inc., (2)	62,338
26,363	Southwest Airlines Co.	243,067
	Total Airlines	305,405
	Auto Components – 0.0%
10,102	American Axle and Manufacturing Holdings Inc., (2)	105,970
	Automobiles – 0.4%
59,240	Ford Motor Company	568,112
14,597	Harley-Davidson, Inc.	667,521
	Total Automobiles	1,235,633
	Beverages – 1.4%
23,650	Coca-Cola Company	1,849,194
16,426	Monster Beverage Corporation, (2)	1,169,531
26,928	PepsiCo, Inc.	1,902,732
	Total Beverages	4,921,457
	Biotechnology – 2.6%
73,157	Amgen Inc.	5,343,387
55,390	Celgene Corporation, (2)	3,553,822
	Total Biotechnology	8,897,209
	Capital Markets – 0.8%
28,502	Bank of New York Company, Inc.	625,619
62,652	Charles Schwab Corporation	810,090
49,137	Morgan Stanley	716,909
17,346	Waddell & Reed Financial, Inc., Class A	525,237
	Total Capital Markets	2,677,855
	Chemicals – 1.1%
586	CF Industries Holdings, Inc.	113,532
45,174	Dow Chemical Company	1,422,981
24,616	E.I. Du Pont de Nemours and Company	1,244,831
10,514	Monsanto Company	870,349
935	Mosaic Company	51,201
	Total Chemicals	3,702,894

Nuveen Investments

Shares	Description (1)	Value
	Commercial Banks – 1.5%
65,040	U.S. Bancorp	$2,091,686
95,980	Wells Fargo & Company	3,209,571
	Total Commercial Banks	5,301,257
	Commercial Services & Supplies – 0.1%
26,895	R.R. Donnelley & Sons Company	316,554
	Communications Equipment – 4.2%
6,820	Aviat Networks Inc., (2)	19,096
399,665	Cisco Systems, Inc.	6,862,248
136,570	QUALCOMM, Inc.	7,604,218
	Total Communications Equipment	14,485,562
	Computers & Peripherals – 12.5%
70,815	Apple, Inc., (2)	41,355,963
54,919	EMC Corporation, (2)	1,407,574
22,423	Hewlett-Packard Company	450,927
1,485	Western Digital Corporation, (2)	45,263
	Total Computers & Peripherals	43,259,727
	Consumer Finance – 0.5%
21,573	American Express Company	1,255,764
27,215	SLM Corporation	427,548
	Total Consumer Finance	1,683,312
	Containers & Packaging – 0.2%
19,780	Packaging Corp. of America	558,587
4,824	Sonoco Products Company	145,444
	Total Containers & Packaging	704,031
	Distributors – 0.1%
3,449	Genuine Parts Company	207,802
	Diversified Consumer Services – 0.1%
4,119	ITT Educational Services, Inc., (2)	250,229
21,475	Service Corporation International	265,646
	Total Diversified Consumer Services	515,875
	Diversified Financial Services – 1.0%
55,518	Bank of America Corporation	454,137
50,290	Citigroup Inc.	1,378,449
3,847	CME Group, Inc.	1,031,419
6,121	JP Morgan Chase & Co.	218,703
13,902	Moody's Corporation	508,118
	Total Diversified Financial Services	3,590,826
	Diversified Telecommunication Services – 1.7%
93,269	AT&T Inc.	3,325,973
1	Frontier Communications Corporation	4
59,414	Verizon Communications Inc.	2,640,358
	Total Diversified Telecommunication Services	5,966,335
	Electric Utilities – 1.6%
93,478	Duke Energy Corporation	2,155,603
48,358	Great Plains Energy Incorporated	1,035,345
19,953	OGE Energy Corp.	1,033,366
28,722	Pinnacle West Capital Corporation	1,486,076
	Total Electric Utilities	5,710,390

Nuveen Investments

JLA

Nuveen Equity Premium Advantage Fund (continued)

Portfolio of Investments June 30, 2012 (Unaudited)

Shares	Description (1)	Value
	Electrical Equipment – 1.6%
15,491	Cooper Industries Inc.	$1,056,176
29,935	Emerson Electric Company	1,394,372
11,238	Hubbell Incorporated, Class B	875,890
15,244	Rockwell Automation, Inc.	1,007,019
13,012	Roper Industries Inc.	1,282,723
	Total Electrical Equipment	5,616,180
	Electronic Equipment & Instruments – 0.4%
17,200	Amphenol Corporation, Class A	944,624
47,715	Corning Incorporated	616,955
	Total Electronic Equipment & Instruments	1,561,579
	Energy Equipment & Services – 1.1%
26,765	Cameron International Corporation, (2)	1,143,133
9,396	Diamond Offshore Drilling, Inc.	555,585
33,334	Halliburton Company	946,352
19,559	Schlumberger Limited	1,269,575
	Total Energy Equipment & Services	3,914,645
	Food & Staples Retailing – 1.6%
37,645	CVS Caremark Corporation	1,759,151
27,808	Kroger Co.	644,868
28,483	Walgreen Co.	842,527
34,046	Wal-Mart Stores, Inc.	2,373,687
	Total Food & Staples Retailing	5,620,233
	Food Products – 0.6%
8,233	Archer-Daniels-Midland Company	243,038
47,590	Kraft Foods Inc., Class A	1,837,926
	Total Food Products	2,080,964
	Gas Utilities – 0.4%
21,576	AGL Resources Inc.	836,070
15,026	Piedmont Natural Gas Company	483,687
	Total Gas Utilities	1,319,757
	Health Care Equipment & Supplies – 0.9%
16,835	Baxter International, Inc.	894,780
9,327	CareFusion Corporation, (2)	239,517
4,652	Covidien PLC	248,882
12,334	Hill Rom Holdings Inc.	380,504
7,766	Medtronic, Inc.	300,777
11,540	Saint Jude Medical Inc.	460,561
8,617	Zimmer Holdings, Inc.	554,590
	Total Health Care Equipment & Supplies	3,079,611
	Health Care Providers & Services – 1.5%
13,759	Brookdale Senior Living Inc., (2)	244,085
23,480	Cardinal Health, Inc.	986,160
25,434	Lincare Holdings	865,265
898	McKesson HBOC Inc.	84,188
11,450	Omnicare, Inc.	357,584
48,700	Tenet Healthcare Corporation, (2)	255,188
15,892	UnitedHealth Group Incorporated	929,682
20,106	Universal Health Services, Inc., Class B	867,775
8,528	Wellpoint Inc.	544,001
	Total Health Care Providers & Services	5,133,928

Nuveen Investments

Shares	Description (1)	Value
	Hotels, Restaurants & Leisure – 1.9%
19,168	Carnival Corporation	$656,887
21,506	International Game Technology	338,720
29,562	McDonald's Corporation	2,617,124
26,474	Starwood Hotels & Resorts Worldwide, Inc.	1,404,181
84,855	The Wendy's Company	400,516
19,573	Tim Hortons Inc.	1,030,323
	Total Hotels, Restaurants & Leisure	6,447,751
	Household Durables – 0.4%
41,536	KB Home	407,053
36,936	Newell Rubbermaid Inc.	670,019
7,376	Whirlpool Corporation	451,116
	Total Household Durables	1,528,188
	Household Products – 0.6%
32,355	Procter & Gamble Company	1,981,744
	Industrial Conglomerates – 0.9%
9,297	3M Co.	833,011
12,006	Danaher Corporation	625,272
72,788	General Electric Company	1,516,902
	Total Industrial Conglomerates	2,975,185
	Insurance – 1.3%
3,318	Arch Capital Group Limited, (2)	131,691
26,516	Fidelity National Title Group Inc., Class A	510,698
29,867	Marsh & McLennan Companies, Inc.	962,613
24,982	Prudential Financial, Inc.	1,209,878
24,970	Travelers Companies, Inc.	1,594,085
	Total Insurance	4,408,965
	Internet & Catalog Retail – 5.3%
78,646	Amazon.com, Inc., (2)	17,958,814
10,391	HSN, Inc.	419,277
	Total Internet & Catalog Retail	18,378,091
	Internet Software & Services – 6.4%
30,462	Akamai Technologies, Inc., (2)	967,169
2,017	AOL Inc., (2)	56,637
19,115	Baidu.com, Inc., Sponsored ADR, (2)	2,197,843
121,109	eBay Inc., (2)	5,087,789
20,389	Google Inc., Class A, (2)	11,827,047
20,300	IAC/InterActiveCorp.	925,680
69,658	Yahoo! Inc., (2)	1,102,686
	Total Internet Software & Services	22,164,851
	IT Services – 3.2%
46,267	Automatic Data Processing, Inc.	2,575,221
23,280	Fidelity National Information Services	793,382
8,158	Global Payments Inc.	352,670
14,822	Infosys Technologies Limited, Sponsored ADR	667,879
17,369	International Business Machines Corporation (IBM)	3,397,029
12,871	Lender Processing Services Inc.	325,379
58,743	Paychex, Inc.	1,845,118
8,257	Visa Inc., Class A	1,020,813
	Total IT Services	10,977,491

Nuveen Investments

JLA

Nuveen Equity Premium Advantage Fund (continued)

Portfolio of Investments June 30, 2012 (Unaudited)

Shares	Description (1)	Value
	Life Sciences Tools & Services – 0.1%
15,384	Agilent Technologies, Inc.	$603,668
	Machinery – 1.5%
18,500	Caterpillar Inc.	1,570,835
9,695	Deere & Company	784,035
22,173	Eaton Corporation	878,716
22,531	Graco Inc.	1,038,228
16,187	SPX Corporation	1,057,335
	Total Machinery	5,329,149
	Media – 4.1%
23,415	CBS Corporation, Class B	767,544
162,514	Comcast Corporation, Special Class A	5,102,940
72,075	DIRECTV Group, Inc., (2)	3,518,702
2,751	Liberty Media Corporation-Liberty Capital, Class A, (2)	241,840
51,552	News Corporation, Class B	1,160,951
20,124	Omnicom Group, Inc.	978,026
6,780	Time Warner Cable Inc.	556,638
9,864	Time Warner Inc.	379,764
30,876	Walt Disney Company	1,497,486
	Total Media	14,203,891
	Metals & Mining – 0.2%
8,735	AngloGold Ashanti Limited, Sponsored ADR	299,960
720	Cliffs Natural Resources Inc.	35,489
54,923	Companhia Siderurgica Nacional S.A., Sponsored ADR	311,413
1,194	Freeport-McMoRan Copper & Gold, Inc.	40,680
1,736	Newmont Mining Corporation	84,213
1,849	United States Steel Corporation	38,089
	Total Metals & Mining	809,844
	Multiline Retail – 0.6%
10,865	Family Dollar Stores, Inc.	722,305
10,883	J.C. Penney Company, Inc.	253,683
4,511	Kohl's Corporation	205,205
29,265	Macy's, Inc.	1,005,253
	Total Multiline Retail	2,186,446
	Multi-Utilities – 0.3%
21,316	Integrys Energy Group, Inc.	1,212,241
	Oil, Gas & Consumable Fuels – 4.6%
3,368	Cabot Oil & Gas Corporation	132,699
47,033	Chevron Corporation	4,961,982
45,298	ConocoPhillips	2,531,252
83,497	Exxon Mobil Corporation	7,144,838
1,606	Marathon Oil Corporation	41,065
22,649	Phillips 66	752,853
5,224	Royal Dutch Shell PLC, Class A, Sponsored ADR	352,254
	Total Oil, Gas & Consumable Fuels	15,916,943
	Paper & Forest Products – 0.1%
21,984	International Paper Company	635,557
	Pharmaceuticals – 4.5%
41,688	Abbott Laboratories	2,687,625
13,538	Allergan, Inc.	1,253,213
69,669	Bristol-Myers Squibb Company	2,504,601

Nuveen Investments

Shares	Description (1)	Value
	Pharmaceuticals (continued)
6,329	Eli Lilly and Company	$271,577
13,675	Forest Laboratories, Inc., (2)	478,488
7,458	GlaxoSmithKline PLC, Sponsored ADR	339,861
35,148	Johnson & Johnson	2,374,599
92,859	Merck & Company Inc.	3,876,863
6,190	Novartis AG, Sponsored ADR	346,021
60,885	Pfizer Inc.	1,400,355
	Total Pharmaceuticals	15,533,203
	Professional Services – 0.4%
18,950	Manpower Inc.	694,518
30,314	Robert Half International Inc.	866,071
	Total Professional Services	1,560,589
	Real Estate Investment Trust – 1.0%
18,413	Apartment Investment & Management Company, Class A	497,703
28,958	CubeSmart	337,940
4,590	Developers Diversified Realty Corporation	67,198
40,126	Senior Housing Properties Trust	895,612
25,511	Ventas Inc.	1,610,254
	Total Real Estate Investment Trust	3,408,707
	Road & Rail – 0.0%
4,314	CSX Corporation	96,461
	Semiconductors & Equipment – 5.8%
54,140	Advanced Micro Devices, Inc., (2)	310,222
52,172	Altera Corporation	1,765,500
25,698	Analog Devices, Inc.	968,044
96,224	Applied Materials, Inc.	1,102,727
93,518	Atmel Corporation, (2)	626,571
48,224	Broadcom Corporation, Class A	1,629,971
4,697	Cree, Inc., (2)	120,572
1,090	Cymer, Inc., (2)	64,256
11,761	Cypress Semiconductor Corporation	155,480
28,948	Fairchild Semiconductor International Inc., Class A, (2)	408,167
17,789	Integrated Device Technology, Inc., (2)	99,974
363,454	Intel Corporation	9,686,049
2,596	Intersil Holding Corporation, Class A	27,647
5,499	Lam Research Corporation, (2)	207,532
45,919	Linear Technology Corporation	1,438,642
35,700	LSI Logic Corporation, (2)	227,409
5,819	MEMC Electronic Materials, (2)	12,627
78,957	NVIDIA Corporation, (2)	1,091,186
2,774	Taiwan Semiconductor Manufacturing Company Ltd., Sponsored ADR	38,725
	Total Semiconductors & Equipment	19,981,301
	Software – 10.9%
171,474	Activision Blizzard Inc.	2,055,973
60,160	Adobe Systems Incorporated, (2)	1,947,379
43,406	Autodesk, Inc., (2)	1,518,776
65,185	CA Inc.	1,765,862
33,659	Cadence Design Systems, Inc., (2)	369,912
623,086	Microsoft Corporation	19,060,201
372,244	Oracle Corporation	11,055,647
	Total Software	37,773,750

Nuveen Investments

JLA

Nuveen Equity Premium Advantage Fund (continued)

Portfolio of Investments June 30, 2012 (Unaudited)

Shares	Description (1)	Value
	Specialty Retail – 2.2%
16,694	Best Buy Co., Inc.	$349,906
18,012	Gap, Inc.	492,808
36,723	Home Depot, Inc.	1,945,952
32,217	Limited Brands, Inc.	1,370,189
35,867	Lowe's Companies, Inc.	1,020,057
814	Orchard Supply Hardware Stores Corporation, (2)	13,537
31,159	TJX Companies, Inc.	1,337,656
35,381	Urban Outfitters, Inc., (2)	976,162
	Total Specialty Retail	7,506,267
	Textiles, Apparel & Luxury Goods – 0.3%
15,790	Coach, Inc.	923,399
	Thrifts & Mortgage Finance – 0.0%
1,712	Tree.com Inc., (2)	19,585
	Tobacco – 1.2%
34,008	Altria Group, Inc.	1,174,976
33,961	Philip Morris International	2,963,437
	Total Tobacco	4,138,413
	Wireless Telecommunication Services – 0.5%
9,319	Crown Castle International Corporation, (2)	546,653
39,960	Vodafone Group PLC, Sponsored ADR	1,126,073
	Total Wireless Telecommunication Services	1,672,726
	Total Common Stocks (cost $220,460,728)	340,278,311

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	Short-Term Investments – 7.2%
$25,016	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/29/12, repurchase price $25,015,847, collateralized by $24,715,000 U.S. Treasury Notes, 1.500%, due 3/31/19, value $25,518,238	0.010%	7/02/12	$25,015,826
	Total Short-Term Investments (cost $25,015,826)			25,015,826
	Total Investments (cost $245,476,554) – 105.2%			365,294,137
	Other Assets Less Liabilities – (5.2)% (3)			(18,105,304)
	Net Assets – 100%			$347,188,833

Nuveen Investments

Investments in Derivatives at June 30, 2012

Call Options Written outstanding:

Number of Contracts	Type	Notional Amount (4)	Expiration Date	Strike Price	Value
	Call Options Written – (3.2)%
(840)	MINI-Nasdaq-100 Index	$(21,000,000)	7/21/12	$250.0	$(1,073,100)
(748)	MINI-Nasdaq-100 Index	(18,887,000)	7/21/12	252.5	(779,790)
(795)	MINI-Nasdaq-100 Index	(20,272,500)	7/21/12	255.0	(673,763)
(746)	MINI-Nasdaq-100 Index	(19,582,500)	7/21/12	262.5	(266,695)
(823)	MINI-Nasdaq-100 Index	(21,809,500)	7/21/12	265.0	(216,449)
(781)	MINI-Nasdaq-100 Index	(19,720,250)	8/18/12	252.5	(974,297)
(908)	MINI-Nasdaq-100 Index	(23,154,000)	8/18/12	255.0	(982,910)
(777)	MINI-Nasdaq-100 Index	(20,007,750)	8/18/12	257.5	(720,668)
(156)	S&P 500 Index	(20,280,000)	7/21/12	1,300.0	(1,021,800)
(294)	S&P 500 Index	(38,955,000)	7/21/12	1,325.0	(1,299,480)
(149)	S&P 500 Index	(20,115,000)	7/21/12	1,350.0	(381,440)
(182)	S&P 500 Index	(25,025,000)	7/21/12	1,375.0	(213,850)
(151)	S&P 500 Index	(19,630,000)	8/18/12	1,300.0	(1,108,340)
(149)	S&P 500 Index	(19,742,500)	8/18/12	1,325.0	(804,600)
(163)	S&P 500 Index	(22,005,000)	8/18/12	1,350.0	(599,840)
(7,662)	Total Call Options Written (premiums received $9,950,027)	$(330,186,000)			$(11,117,022)

    For Fund portfolio compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

  (1)  All percentages in the Portfolio of Investments are based on net assets.

  (2)  Non-income producing; issuer has not declared a dividend within the past twelve months.

  (3)  Other Assets Less Liabilities includes the Value of derivative instruments as noted within Investments in Derivatives at June 30, 2012.

  (4)  For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

  (5)  The Fund may designate up to 100% of its common stock investments to cover outstanding call options written.

  ADR  American Depositary Receipt.

See accompanying notes to financial statements.

Nuveen Investments

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Nuveen Equity Premium and Growth Fund

Portfolio of Investments

  June 30, 2012 (Unaudited)

Shares	Description (1)	Value
	Common Stocks – 99.1% (5)
	Aerospace & Defense – 2.6%
21,609	Boeing Company	$1,605,549
5,209	Goodrich Corporation	661,022
24,637	Honeywell International Inc.	1,375,730
14,434	Raytheon Company	816,820
22,344	United Technologies Corporation	1,687,642
	Total Aerospace & Defense	6,146,763
	Air Freight & Logistics – 0.9%
25,839	United Parcel Service, Inc., Class B	2,035,080
	Airlines – 0.1%
13,205	Lan Airlines S.A., Sponsored ADR	344,651
	Auto Components – 0.1%
9,310	Cooper Tire & Rubber	163,297
5,900	Dana Holding Corporation	75,579
	Total Auto Components	238,876
	Automobiles – 0.4%
92,502	Ford Motor Company	887,094
	Beverages – 2.4%
43,294	Coca-Cola Company	3,385,158
29,903	PepsiCo, Inc.	2,112,946
	Total Beverages	5,498,104
	Biotechnology – 0.8%
11,864	Celgene Corporation, (2)	761,194
20,273	Gilead Sciences, Inc., (2)	1,039,599
10,546	PDL Biopahrma Inc.	69,920
	Total Biotechnology	1,870,713
	Capital Markets – 1.2%
53,257	Charles Schwab Corporation	688,613
24,627	Federated Investors Inc., Class B	538,100
4,957	Goldman Sachs Group, Inc.	475,178
46,141	Morgan Stanley	673,197
14,786	Waddell & Reed Financial, Inc., Class A	447,720
	Total Capital Markets	2,822,808
	Chemicals – 2.4%
28,233	Dow Chemical Company	889,340
21,896	E.I. Du Pont de Nemours and Company	1,107,281
14,249	Eastman Chemical Company	717,722
11,108	Monsanto Company	919,520
27,207	Olin Corporation	568,354
8,609	PPG Industries, Inc.	913,587
16,530	RPM International, Inc.	449,616
	Total Chemicals	5,565,420

Nuveen Investments

Shares	Description (1)	Value
	Commercial Banks – 2.9%
12,843	Comerica Incorporated	$394,409
12,783	Fifth Third Bancorp.	171,292
11,582	First Horizon National Corporation	100,184
8,574	FirstMerit Corporation	141,642
49,105	Huntington BancShares Inc.	314,272
33,673	Regions Financial Corporation	227,293
54,531	U.S. Bancorp	1,753,717
109,746	Wells Fargo & Company	3,669,906
	Total Commercial Banks	6,772,715
	Commercial Services & Supplies – 0.2%
5,330	Avery Dennison Corporation	145,722
14,872	Deluxe Corporation	370,908
8,400	Kimball International Inc., Class B	64,680
	Total Commercial Services & Supplies	581,310
	Communications Equipment – 2.1%
119,640	Cisco Systems, Inc.	2,054,219
14,740	Motorola Solutions Inc.	709,141
36,045	QUALCOMM, Inc.	2,006,986
2,984	Research In Motion Limited, (2)	22,052
	Total Communications Equipment	4,792,398
	Computers & Peripherals – 5.4%
17,499	Apple, Inc., (2)	10,219,416
30,455	Dell Inc., (2)	381,297
53,151	EMC Corporation, (2)	1,362,260
25,651	Hewlett-Packard Company	515,842
	Total Computers & Peripherals	12,478,815
	Consumer Finance – 0.5%
21,390	American Express Company	1,245,112
	Containers & Packaging – 0.2%
18,995	Packaging Corp. of America	536,419
	Distributors – 0.5%
20,246	Genuine Parts Company	1,219,822
	Diversified Consumer Services – 0.1%
5,562	Apollo Group, Inc., (2)	201,289
	Diversified Financial Services – 3.5%
225,158	Bank of America Corporation	1,841,792
55,290	Citigroup Inc.	1,515,499
2,592	CME Group, Inc.	694,941
4,327	Intercontinental Exchange, Inc., (2)	588,385
87,433	JP Morgan Chase & Co.	3,123,981
9,862	New York Stock Exchange Euronext	252,270
	Total Diversified Financial Services	8,016,868
	Diversified Telecommunication Services – 3.9%
3,700	Alaska Communications Systems Group Inc.	7,770
147,120	AT&T Inc.	5,246,299
111,815	Frontier Communications Corporation	428,251
76,024	Verizon Communications Inc.	3,378,507
	Total Diversified Telecommunication Services	9,060,827

Nuveen Investments

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Nuveen Equity Premium and Growth Fund (continued)

Portfolio of Investments June 30, 2012 (Unaudited)

Shares	Description (1)	Value
	Electric Utilities – 1.8%
65,207	Duke Energy Corporation	$1,503,673
60,263	Great Plains Energy Incorporated	1,290,231
21,943	Progress Energy, Inc.	1,320,310
	Total Electric Utilities	4,114,214
	Electrical Equipment – 0.8%
5,127	Cooper Industries Inc.	349,559
23,705	Emerson Electric Company	1,104,179
6,854	Rockwell Automation, Inc.	452,775
	Total Electrical Equipment	1,906,513
	Electronic Equipment & Instruments – 0.3%
48,583	Corning Incorporated	628,178
	Energy Equipment & Services – 2.1%
12,363	Baker Hughes Incorporated	508,119
2,246	Carbo Ceramics Inc.	172,336
31,808	Halliburton Company	903,029
9,961	National-Oilwell Varco Inc.	641,887
12,997	Noble Corporation	422,792
32,514	Schlumberger Limited	2,110,484
1,869	Tidewater Inc.	86,647
	Total Energy Equipment & Services	4,845,294
	Food & Staples Retailing – 2.1%
28,828	CVS Caremark Corporation	1,347,132
23,426	SUPERVALU INC.	121,347
40,066	Wal-Mart Stores, Inc.	2,793,402
5,987	Whole Foods Market, Inc.	570,681
	Total Food & Staples Retailing	4,832,562
	Food Products – 1.3%
13,960	Archer-Daniels-Midland Company	412,099
33,648	ConAgra Foods, Inc.	872,493
46,877	Kraft Foods Inc., Class A	1,810,390
	Total Food Products	3,094,982
	Gas Utilities – 0.5%
13,418	AGL Resources Inc.	519,948
14,636	ONEOK, Inc.	619,249
	Total Gas Utilities	1,139,197
	Health Care Equipment & Supplies – 0.6%
28,854	Boston Scientific Corporation, (2)	163,602
3,976	Hologic Inc., (2)	71,727
31,998	Medtronic, Inc.	1,239,283
	Total Health Care Equipment & Supplies	1,474,612
	Health Care Providers & Services – 2.3%
13,746	Aetna Inc.	532,932
1,637	Brookdale Senior Living Inc., (2)	29,040
30,290	Express Scripts, (2)	1,691,091
5,614	Humana Inc.	434,748
3,420	Lincare Holdings	116,348
24,649	Tenet Healthcare Corporation, (2)	129,161
28,552	UnitedHealth Group Incorporated	1,670,292
11,994	Wellpoint Inc.	765,097
	Total Health Care Providers & Services	5,368,709

Nuveen Investments

Shares	Description (1)	Value
	Hotels, Restaurants & Leisure – 1.4%
9,393	International Game Technology	$147,940
23,840	McDonald's Corporation	2,110,555
13,188	MGM Resorts International Inc., (2)	147,178
43,350	The Wendy's Company	204,612
4,557	Tim Hortons Inc.	239,880
5,749	Wyndham Worldwide Corporation	303,202
	Total Hotels, Restaurants & Leisure	3,153,367
	Household Durables – 0.3%
9,410	KB Home	92,218
7,325	Lennar Corporation, Class A	226,416
16,964	Newell Rubbermaid Inc.	307,727
2,393	Whirlpool Corporation	146,356
	Total Household Durables	772,717
	Household Products – 1.9%
5,228	Colgate-Palmolive Company	544,235
9,977	Kimberly-Clark Corporation	835,773
49,271	Procter & Gamble Company	3,017,849
	Total Household Products	4,397,857
	Industrial Conglomerates – 1.3%
16,204	3M Co.	1,451,878
79,853	General Electric Company	1,664,137
	Total Industrial Conglomerates	3,116,015
	Insurance – 3.1%
19,845	Arthur J. Gallagher & Co.	695,964
23,775	Berkshire Hathaway Inc., Class B, (2)	1,981,171
16,883	Fidelity National Title Group Inc., Class A	325,167
20,130	Genworth Financial Inc., Class A, (2)	113,936
12,560	Kemper Corporation	386,220
26,486	Lincoln National Corporation	579,249
26,240	Marsh & McLennan Companies, Inc.	845,715
16,516	Mercury General Corporation	688,222
14,302	Prudential Financial, Inc.	692,646
12,126	Travelers Companies, Inc.	774,124
	Total Insurance	7,082,414
	Internet & Catalog Retail – 0.8%
7,862	Amazon.com, Inc., (2)	1,795,288
	Internet Software & Services – 2.2%
5,170	Akamai Technologies, Inc., (2)	164,148
27,248	eBay Inc., (2)	1,144,688
5,266	Google Inc., Class A, (2)	3,054,649
22,961	United Online, Inc.	96,895
6,424	VeriSign, Inc., (2)	279,894
27,685	Yahoo! Inc., (2)	438,254
	Total Internet Software & Services	5,178,528
	IT Services – 3.8%
33,179	Automatic Data Processing, Inc.	1,846,743
9,387	Cognizant Technology Solutions Corporation, Class A, (2)	563,220
11,474	Fidelity National Information Services	391,034
24,270	International Business Machines Corporation (IBM)	4,746,727
2,687	Lender Processing Services Inc.	67,927
9,814	Visa Inc., Class A	1,213,305
	Total IT Services	8,828,956

Nuveen Investments

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Nuveen Equity Premium and Growth Fund (continued)

Portfolio of Investments June 30, 2012 (Unaudited)

Shares	Description (1)	Value
	Leisure Equipment & Products – 0.9%
28,686	Mattel, Inc.	$930,574
14,742	Polaris Industries Inc.	1,053,758
	Total Leisure Equipment & Products	1,984,332
	Life Sciences Tools & Services – 0.1%
1,370	Covance, Inc., (2)	65,555
4,213	Life Technologies Corporation, (2)	189,543
	Total Life Sciences Tools & Services	255,098
	Machinery – 2.5%
3,706	Briggs & Stratton Corporation	64,818
14,300	Caterpillar Inc.	1,214,213
5,474	Cummins Inc.	530,485
11,992	Deere & Company	969,793
15,241	Illinois Tool Works, Inc.	806,096
5,351	Pentair, Inc.	204,836
11,866	Snap-on Incorporated	738,659
18,194	Stanley Black & Decker Inc.	1,170,966
	Total Machinery	5,699,866
	Media – 2.2%
12,544	CBS Corporation, Class B	411,192
90,457	Comcast Corporation, Class A	2,891,910
5,612	DIRECTV Group, Inc., (2)	273,978
8,126	Gannett Company Inc.	119,696
5,070	Lamar Advertising Company, (2)	145,002
28,121	New York Times, Class A, (2)	219,344
51,096	Regal Entertainment Group, Class A	703,081
45,144	Sirius XM Radio Inc., (2)	83,516
24,892	World Wrestling Entertainment Inc.	194,655
	Total Media	5,042,374
	Metals & Mining – 0.6%
4,770	Companhia Siderurgica Nacional S.A., Sponsored ADR	27,046
24,931	Freeport-McMoRan Copper & Gold, Inc.	849,399
11,424	Southern Copper Corporation	359,970
3,047	United States Steel Corporation	62,768
	Total Metals & Mining	1,299,183
	Multiline Retail – 0.7%
9,458	Nordstrom, Inc.	469,968
20,117	Target Corporation	1,170,608
	Total Multiline Retail	1,640,576
	Multi-Utilities – 2.2%
14,000	Ameren Corporation	469,560
52,946	CenterPoint Energy, Inc.	1,094,394
8,627	Consolidated Edison, Inc.	536,513
23,753	Dominion Resources, Inc.	1,282,662
28,718	Integrys Energy Group, Inc.	1,633,193
	Total Multi-Utilities	5,016,322
	Oil, Gas & Consumable Fuels – 9.5%
32,095	Chesapeake Energy Corporation	596,967
44,537	Chevron Corporation	4,698,654
21,946	ConocoPhillips	1,226,342
11,317	CONSOL Energy Inc.	342,226

Nuveen Investments

Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels (continued)
6,936	EOG Resources, Inc.	$625,003
99,882	Exxon Mobil Corporation	8,546,903
7,395	Hess Corporation	321,313
20,768	Marathon Oil Corporation	531,038
10,284	Marathon Petroleum Corporation	461,957
22,150	Occidental Petroleum Corporation	1,899,806
23,308	Peabody Energy Corporation	571,512
10,973	Phillips 66	364,743
24,031	Ship Financial International Limited	375,605
17,375	Southwestern Energy Company, (2)	554,784
23,750	StatoilHydro ASA, Sponsored ADR	566,675
18,205	Valero Energy Corporation	439,651
	Total Oil, Gas & Consumable Fuels	22,123,179
	Personal Products – 0.1%
21,653	Avon Products, Inc.	350,995
	Pharmaceuticals – 7.6%
46,321	Abbott Laboratories	2,986,315
476	AstraZeneca PLC, Sponsored ADR	21,301
53,176	Bristol-Myers Squibb Company	1,911,677
29,375	Eli Lilly and Company	1,260,481
57,590	Johnson & Johnson	3,890,780
74,356	Merck & Company Inc.	3,104,363
183,187	Pfizer Inc.	4,213,301
5,422	Sanofi-Aventis, Sponsored ADR	204,843
	Total Pharmaceuticals	17,593,061
	Real Estate Investment Trust – 2.4%
56,142	Annaly Capital Management Inc.	942,063
35,857	Brandywine Realty Trust	442,475
14,334	CubeSmart	167,278
16,442	Hospitality Properties Trust	407,268
54,457	Lexington Corporate Properties Trust	461,251
49,304	Senior Housing Properties Trust	1,100,465
24,968	Ventas Inc.	1,575,980
19,112	Weyerhaeuser Company	427,344
	Total Real Estate Investment Trust	5,524,124
	Road & Rail – 0.7%
13,398	Union Pacific Corporation	1,598,515
	Semiconductors & Equipment – 2.4%
16,358	Analog Devices, Inc.	616,206
35,188	Applied Materials, Inc.	403,254
959	First Solar Inc., (2)	14,443
112,800	Intel Corporation	3,006,120
17,124	Microchip Technology Incorporated	566,462
19,215	NVIDIA Corporation, (2)	265,551
27,352	Texas Instruments Incorporated	784,729
	Total Semiconductors & Equipment	5,656,765
	Software – 4.0%
16,588	Adobe Systems Incorporated, (2)	536,954
8,286	Autodesk, Inc., (2)	289,927
170,635	Microsoft Corporation	5,219,725
82,095	Oracle Corporation	2,438,222
5,607	Salesforce.com, Inc., (2)	775,224
	Total Software	9,260,052

Nuveen Investments

JPG

Nuveen Equity Premium and Growth Fund (continued)

Portfolio of Investments June 30, 2012 (Unaudited)

Shares	Description (1)	Value
	Specialty Retail – 2.9%
6,506	Abercrombie & Fitch Co., Class A	$222,115
19,409	American Eagle Outfitters, Inc.	382,940
14,239	Best Buy Co., Inc.	298,449
17,529	Gap, Inc.	479,593
35,984	Home Depot, Inc.	1,906,792
18,793	Limited Brands, Inc.	799,266
39,272	Lowe's Companies, Inc.	1,116,896
7,525	Tiffany & Co.	398,449
26,602	TJX Companies, Inc.	1,142,024
	Total Specialty Retail	6,746,524
	Textiles, Apparel & Luxury Goods – 0.5%
9,120	VF Corporation	1,217,064
	Thrifts & Mortgage Finance – 0.3%
52,183	New York Community Bancorp Inc.	653,853
	Tobacco – 2.3%
55,859	Altria Group, Inc.	1,929,928
29,796	Philip Morris International	2,599,999
19,686	Reynolds American Inc.	883,311
	Total Tobacco	5,413,238
	Trading Companies & Distributors – 0.3%
3,200	W.W. Grainger, Inc.	611,968
	Wireless Telecommunication Services – 0.1%
54,217	Sprint Nextel Corporation, (2)	176,746
2,175	Vodafone Group PLC, Sponsored ADR	61,291
	Total Wireless Telecommunication Services	238,037
	Total Common Stocks (cost $186,090,724)	229,969,613

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	Short-Term Investments – 5.3%
$12,259	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/29/12, repurchase price $12,259,007, collateralized by $8,930,000 U.S. Treasury Notes, 4.625%, due 2/15/40, value $12,504,483	0.010%	7/02/12	$12,258,997
	Total Short-Term Investments (cost $12,258,997)			12,258,997
	Total Investments (cost $198,349,721) – 104.4%			242,228,610
	Other Assets Less Liabilities – (4.4)% (3)			(10,247,300)
	Net Assets – 100%			$231,981,310

Nuveen Investments

Investments in Derivatives at June 30, 2012

Call Options Written outstanding:

Number of Contracts	Type	Notional Amount (4)	Expiration Date	Strike Price	Value
	Call Options Written – (2.5)%
(169)	S&P 500 Index	$(21,970,000)	7/21/12	$1,300	$(1,106,950)
(322)	S&P 500 Index	(42,665,000)	7/21/12	1,325	(1,423,240)
(156)	S&P 500 Index	(21,060,000)	7/21/12	1,350	(399,360)
(184)	S&P 500 Index	(25,300,000)	7/21/12	1,375	(216,200)
(175)	S&P 500 Index	(22,750,000)	8/18/12	1,300	(1,284,500)
(157)	S&P 500 Index	(20,802,500)	8/18/12	1,325	(847,800)
(173)	S&P 500 Index	(23,355,000)	8/18/12	1,350	(636,640)
(1,336)	Total Call Options Writen (premiums received $5,207,140)	$(177,902,500)			$(5,914,690)

    For Fund portfolio compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

  (1)  All percentages in the Portfolio of Investments are based on net assets.

  (2)  Non-income producing; issuer has not declared a dividend within the past twelve months.

  (3)  Other Assets Less Liabilities includes the Value of derivative instruments as noted within Investments in Derivatives at June 30, 2012.

  (4)  For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

  (5)  The Fund may designate up to 100% of its common stock investments to cover outstanding call options written.

  ADR  American Depositary Receipt.

See accompanying notes to financial statements.

Nuveen Investments

Statement of

ASSETS & LIABILITIES

June 30, 2012 (Unaudited)

	Equity Premium Income (JPZ)	Equity Premium Opportunity (JSN)	Equity Premium Advantage (JLA)	Equity Premium and Growth (JPG)
Assets
Investments, at value (cost $424,006,459, $686,366,386, $245,476,554 and $198,349,721, respectively)	$534,184,575	$918,599,893	$365,294,137	$242,228,610
Cash denominated in foreign currencies (cost $—, $2,856, $—and $—, respectively)	—	2,887	—	—
Receivables:
Dividends and interest	778,477	1,047,249	320,800	329,460
Investments sold	—	—	1,294	—
Reclaims	790	—	145	—
Other assets	53,017	73,699	33,336	21,992
Total assets	535,016,859	919,723,728	365,649,712	242,580,062
Liabilities
Call options written, at value (premiums received $14,212,430, $24,350,565, $9,950,027 and $5,207,140, respectively)	16,204,800	27,988,025	11,117,022	5,914,690
Dividends payable	9,877,090	16,928,385	6,967,008	4,431,606
Accrued expenses:
Management fees	330,356	561,013	245,707	159,754
Other	188,189	337,814	131,142	92,702
Total liabilities	26,600,435	45,815,237	18,460,879	10,598,752
Net assets	$508,416,424	$873,908,491	$347,188,833	$231,981,310
Shares outstanding	38,470,035	66,492,444	25,711,334	16,164,579
Net asset value per share outstanding	$13.22	$13.14	$13.50	$14.35
Net assets consist of:
Shares, $.01 par value per share	$384,700	$664,924	$257,113	$161,646
Paid-in surplus	483,880,779	772,680,680	283,295,661	238,968,734
Undistributed (Over-distribution of) net investment income	(16,770,395)	(31,818,770)	(13,224,828)	(7,242,788)
Accumulated net realized gain (loss)	(67,264,417)	(96,214,421)	(41,789,701)	(43,077,621)
Net unrealized appreciation (depreciation)	108,185,757	228,596,078	118,650,588	43,171,339
Net assets	$508,416,424	$873,908,491	$347,188,833	$231,981,310
Authorized shares	Unlimited	Unlimited	Unlimited	Unlimited

See accompanying notes to financial statements.

Nuveen Investments

Statement of

OPERATIONS

Six Months Ended June 30, 2012 (Unaudited)

	Equity Premium Income (JPZ)	Equity Premium Opportunity (JSN)	Equity Premium Advantage (JLA)	Equity Premium and Growth (JPG)
Investment Income
Dividends (net of foreign tax withheld of $2,790, $21,465, $9,324 and $9,484, respectively)	$6,349,465	$9,113,185	$3,112,115	$2,917,889
Interest	1,065	2,185	879	371
Total investment income	6,350,530	9,115,370	3,112,994	2,918,260
Expenses
Management fees	2,206,503	3,765,433	1,512,457	986,173
Shareholders' servicing agent fees and expenses	933	1,312	717	616
Custodian's fees and expenses	41,151	66,309	33,646	23,363
Trustees' fees and expenses	7,479	12,805	5,179	3,517
Professional fees	31,708	55,546	30,553	22,265
Shareholders' reports — printing and mailing expenses	53,550	94,257	29,222	20,409
Stock exchange listing fees	6,017	10,500	4,203	4,203
Investor relations expense	64,706	111,437	37,881	26,963
Other expenses	32,702	71,304	68,356	20,905
Total expenses before custodian fee credit and expense reimbursement	2,444,749	4,188,903	1,722,214	1,108,414
Custodian fee credit	(276)	(437)	(203)	(90)
Expense reimbursement	(176,909)	(357,110)	—	—
Net expenses	2,267,564	3,831,356	1,722,011	1,108,324
Net investment income (loss)	4,082,966	5,284,014	1,390,983	1,809,936
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments and foreign currency	4,082,596	20,062,568	16,471,717	1,180,579
Call options written	(10,609,879)	(26,570,747)	(14,561,759)	(3,614,402)
Change in net unrealized appreciation (depreciation) of:
Investments and foreign currency	37,913,365	59,725,390	22,045,582	16,913,217
Call options written	(2,138,500)	(6,818,759)	(3,556,075)	(896,904)
Net realized and unrealized gain (loss)	29,247,582	46,398,452	20,399,465	13,582,490
Net increase (decrease) in net assets from operations	$33,330,548	$51,682,466	$21,790,448	$15,392,426

See accompanying notes to financial statements.

Nuveen Investments

Statement of

CHANGES in NET ASSETS (Unaudited)

	Equity Premium Income (JPZ)		Equity Premium Opportunity (JSN)
	Six Months Ended 6/30/12	Year Ended 12/31/11	Six Months Ended 6/30/12	Year Ended 12/31/11
Operations
Net investment income (loss)	$4,082,966	$8,760,447	$5,284,014	$12,064,655
Net realized gain (loss) from:
Investments and foreign currency	4,082,596	16,618,497	20,062,568	35,216,557
Call options written	(10,609,879)	6,090,806	(26,570,747)	14,882,498
Change in net unrealized appreciation (depreciation) of:
Investments and foreign currency	37,913,365	(8,413,092)	59,725,390	(21,844,932)
Call options written	(2,138,500)	4,282,450	(6,818,759)	8,297,702
Net increase (decrease) in net assets from operations	33,330,548	27,339,108	51,682,466	48,616,480
Distributions to Shareholders
From and in excess of net investment income	(20,853,361)	—	(37,102,784)	—
From net investment income	—	(28,891,374)	—	(68,934,322)
Return of capital	—	(15,989,671)	—	(11,166,014)
Decrease in net assets from distributions to shareholders	(20,853,361)	(44,881,045)	(37,102,784)	(80,100,336)
Capital Share Transactions
Cost of shares repurchased or retired	(146,097)	(1,962,247)	—	(704,719)
Net proceeds from shares issued to shareholders due to reinvestment of distributions	—	—	—	—
Net increase (decrease) in net assets from capital share transactions	(146,097)	(1,962,247)	—	(704,719)
Net increase (decrease) in net assets	12,331,090	(19,504,184)	14,579,682	(32,188,575)
Net assets at the beginning of period	496,085,334	515,589,518	859,328,809	891,517,384
Net assets at the end of period	$508,416,424	$496,085,334	$873,908,491	$859,328,809
Undistributed (Over-distribution of) net investment income at the end of period	$(16,770,395)	$—	$(31,818,770)	$—

See accompanying notes to financial statements.

Nuveen Investments

Statement of

CHANGES in NET ASSETS (Unaudited) (continued)

	Equity Premium Advantage (JLA)		Equity Premium and Growth (JPG)
	Six Months Ended 6/30/12	Year Ended 12/31/11	Six Months Ended 6/30/12	Year Ended 12/31/11
Operations
Net investment income (loss)	$1,390,983	$3,021,132	$1,809,936	$3,840,600
Net realized gain (loss) from:
Investments and foreign currency	16,471,717	8,482,789	1,180,579	(1,541,071)
Call options written	(14,561,759)	7,418,649	(3,614,402)	2,537,159
Change in net unrealized appreciation (depreciation) of:
Investments and foreign currency	22,045,582	(1,596,017)	16,913,217	3,980,788
Call options written	(3,556,075)	3,585,041	(896,904)	1,703,631
Net increase (decrease) in net assets from operations	21,790,448	20,911,594	15,392,426	10,521,107
Distributions to Shareholders
From and in excess of net investment income	(14,615,811)	—	(9,052,724)	—
From net investment income	—	(22,520,322)	—	(6,455,660)
Return of capital	—	(8,943,289)	—	(11,765,192)
Decrease in net assets from distributions to shareholders	(14,615,811)	(31,463,611)	(9,052,724)	(18,220,852)
Capital Share Transactions
Cost of shares repurchased or retired	(514,454)	(1,350,259)	(22,856)	(1,730,753)
Net proceeds from shares issued to shareholders due to reinvestment of distributions	—	—	—	—
Net increase (decrease) in net assets from capital share transactions	(514,454)	(1,350,259)	(22,856)	(1,730,753)
Net increase (decrease) in net assets	6,660,183	(11,902,276)	6,316,846	(9,430,498)
Net assets at the beginning of period	340,528,650	352,430,926	225,664,464	235,094,962
Net assets at the end of period	$347,188,833	$340,528,650	$231,981,310	$225,664,464
Undistributed (Over-distribution of) net investment income at the end of period	$(13,224,828)	$—	$(7,242,788)	$—

See accompanying notes to financial statements.

Nuveen Investments

Financial

HIGHLIGHTS (Unaudited)

Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
	Beginning Net Asset Value	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Investment Income		Capital Gains	Return of Capital	Total	Offering Costs		Discount From Shares Repurchased and Retired		Ending Net Asset Value	Ending Market Value
Equity Premium Income (JPZ)
Year Ended 12/31:
2012(e)	$12.89	$.11	$.76	$.87	$(.54	)***	$—	$—	$(.54)	$—		$—	**	$13.22	$12.10
2011	13.34	.23	.48	.71	(.75)		—	(.41)	(1.16)	—		—	**	12.89	11.18
2010	13.08	.26	1.25	1.51	(.27)		—	(.98)	(1.25)	—		—		13.34	12.76
2009	12.75	.27	1.35	1.62	(.28)		(.24)	(.77)	(1.29)	—		—	**	13.08	13.00
2008	18.30	.39	(4.41)	(4.02)	(.39)		(1.14)	—	(1.53)	—		—	**	12.75	10.74
2007	18.59	.44	.98	1.42	(.54)		—	(1.17)	(1.71)	—		—		18.30	16.41
Equity Premium Opportunity (JSN)
Year Ended 12/31:
2012(e)	12.92	.08	.70	.78	(.56	)***	—	—	(.56)	—		—		13.14	11.90
2011	13.39	.18	.55	.73	(1.03)		—	(.17)	(1.20)	—		—	**	12.92	11.42
2010	13.30	.18	1.21	1.39	(.18)		—	(1.12)	(1.30)	—		—		13.39	12.88
2009	12.69	.21	1.73	1.94	(.22)		—	(1.12)	(1.34)	—		.01		13.30	13.20
2008	18.60	.30	(4.62)	(4.32)	(.62)		(.97)	—	(1.59)	—		—	**	12.69	10.68
2007	18.36	.36	1.66	2.02	(.35)		—	(1.43)	(1.78)	—		—		18.60	16.34
Equity Premium Advantage (JLA)
Year Ended 12/31:
2012(e)	13.22	.05	.80	.85	(.57	)***	—	—	(.57)	—		—	**	13.50	12.02
2011	13.62	.12	.70	.82	(.87)		—	(.35)	(1.22)	—		—	**	13.22	11.46
2010	13.54	.11	1.27	1.38	(.11)		—	(1.19)	(1.30)	—		—		13.62	12.90
2009	12.47	.13	2.25	2.38	(.14)		—	(1.18)	(1.32)	—		.01		13.54	13.07
2008	18.57	.17	(4.67)	(4.50)	(.92)		(.69)	—	(1.61)	—		.01		12.47	10.34
2007	18.35	.22	1.82	2.04	(.21)		—	(1.61)	(1.82)	—		—		18.57	16.45
Equity Premium and Growth (JPG)
Year Ended 12/31:
2012(e)	13.96	.11	.84	.95	(.56	)***	—	—	(.56)	—		—	**	14.35	12.79
2011	14.41	.24	.42	.66	(.40)		—	(.72)	(1.12)	—		.01		13.96	12.07
2010	13.87	.24	1.42	1.66	(.24)		—	(.88)	(1.12)	—		—		14.41	13.85
2009	13.17	.26	1.55	1.81	(.27)		(.21)	(.64)	(1.12)	—		.01		13.87	13.09
2008	19.31	.36	(5.02)	(4.66)	(.40)		(1.09)	—	(1.49)	—		.01		13.17	10.77
2007	19.60	.68	.65	1.33	(.79)		—	(.83)	(1.62)	—	**	—		19.31	17.13

Nuveen Investments

			Ratios/Supplemental Data
	Total Returns			Ratios to Average Net Assets Before Reimbursement(d)				Ratios to Average Net Assets After Reimbursement(c)(d)
	Based on Market Value(b)	Based on Net Asset Value(b)	Ending Net Assets (000)	Expenses		Net Investment Income (Loss)		Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate
Equity Premium Income (JPZ)
Year Ended 12/31:
2012(e)	13.15%	6.79%	$508,416	.97	%*	1.55	%*	.90	%*	1.62	%*	2%
2011	(3.41)	5.63	496,085	.97		1.60		.84		1.73		4
2010	8.10	12.22	515,590	.98		1.78		.77		1.99		3
2009	35.46	13.74	502,488	.99		1.93		.71		2.21		9
2008	(26.73)	(23.27)	491,706	.97		2.08		.67		2.39		6
2007	(6.07)	7.80	707,933	.95		2.05		.65		2.35		7
Equity Premium Opportunity (JSN)
Year Ended 12/31:
2012(e)	9.09	6.03	873,908	.96	*	1.13	*	.88	*	1.21	*	5
2011	(2.02)	5.78	859,329	.96		1.23		.81		1.38		4
2010	7.85	11.17	891,517	.97		1.15		.75		1.37		3
2009	38.49	16.39	878,321	.98		1.35		.68		1.65		4
2008	(26.64)	(24.65)	841,579	.96		1.52		.66		1.82		8
2007	(3.03)	11.35	1,237,527	.94		1.62		.64		1.93		4
Equity Premium Advantage (JLA)
Year Ended 12/31:
2012(e)	9.89	6.43	347,189	.99	*	.80	*	N/A		N/A		3
2011	(1.82)	6.35	340,529	.98		.83		.94%		.87%		14
2010	8.95	10.83	352,431	1.00		.66		.85		.80		5
2009	41.37	20.21	349,898	1.01		.82		.81		1.02		10
2008	(29.22)	(25.63)	323,971	.99		.88		.79		1.08		12
2007	(5.15)	11.50	484,998	.98		.99		.78		1.19		3
Equity Premium and Growth (JPG)
Year Ended 12/31:
2012(e)	10.56	6.80	231,981	.96	*	1.57	*	N/A		N/A		—	****
2011	(4.88)	4.89	225,664	.96		1.66		N/A		N/A		4
2010	14.90	12.60	235,095	.98		1.75		N/A		N/A		3
2009	33.63	14.77	226,187	.98		1.99		N/A		N/A		6
2008	(30.09)	(25.38)	216,044	.96		2.13		N/A		N/A		12
2007	(3.55)	6.86	319,300	.95		3.40		N/A		N/A		26

(a)  Per share Net Investment Income (Loss) is calculated using the average daily shares method.

(b)  Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

  Total Return Based on Net Asset Value is the combination of changes in net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund's market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

(c)  After expense reimbursement from Adviser, where applicable. As of May 31, 2011, the Advisor is no longer reimbursing Equity Premium Advantage (JLA) for any fees or expenses.

(d)  Ratios do not reflect the effect of custodian fee credits earned on the Fund's net cash on deposit with the custodian bank, where applicable.

(e)  For the six months ended June 30, 2012.

N/A  Fund does not have, or no longer has, a contractual reimbursement agreement with the Adviser.

*  Annualized.

**  Rounds to less than $.01 per share.

***  Represents distributions paid "From and in excess of net investment income" for the six months ended June 30, 2012.

****  Rounds to less than 1%.

See accompanying notes to financial statements.

Nuveen Investments

Notes to

FINANCIAL STATEMENTS (Unaudited)

1. General Information and Significant Accounting Policies

General Information

The funds covered in this report and their corresponding NYSE MKT (formerly known as NYSE Amex) symbols are Nuveen Equity Premium Income Fund (JPZ), Nuveen Equity Premium Opportunity Fund (JSN), Nuveen Equity Premium Advantage Fund (JLA) and Nuveen Equity Premium and Growth Fund (JPG) (each a "Fund" and collectively, the "Funds"). The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end registered investment companies.

Equity Premium Income's (JPZ) investment objective is to provide a high level of current income and gains. The Fund invests its Managed Assets (as defined in Footnote 7—Management Fees and Other Transactions with Affiliates) in a diversified equity portfolio that seeks to substantially replicate price movements of the Standard & Poor's ("S&P") 500® Index. The Fund also uses an index option strategy of writing (selling) index call options in seeking to moderate the volatility of returns relative to an all equity portfolio.

Equity Premium Opportunity's (JSN) primary investment objective is to provide a high level of current income and gains from net index option premiums. The Fund's secondary investment objective is to seek capital appreciation consistent with the Fund's strategy and its primary objective. The Fund invests its Managed Assets in a diversified equity portfolio that seeks to substantially replicate price movements of a 75% / 25% combination of the S&P 500® Index and the NASDAQ-100 Index, respectively. The Fund also uses an index option strategy of writing (selling) S&P 500® and NASDAQ Index call options in seeking to moderate the volatility of returns relative to an all equity portfolio.

Equity Premium Advantage's (JLA) primary investment objective is to provide a high level of current income and gains from net index option premiums. The Fund's secondary investment objective is to seek capital appreciation consistent with the Fund's strategy and its primary objective. The Fund invests its Managed Assets in a diversified equity portfolio that seeks to substantially replicate price movements of a 50% / 50% combination of the S&P 500® Index and the NASDAQ-100 Index, respectively. The Fund also uses an index option strategy of writing (selling) S&P 500 and NASDAQ Index call options in seeking to moderate the volatility of returns relative to an all equity portfolio.

Equity Premium and Growth's (JPG) primary investment objective is to provide a high level of current income and gains from net index option premiums. The Fund's secondary investment objective is to seek capital appreciation consistent with the Fund's strategy and its primary objective. The Fund invests its Managed Assets in a diversified equity portfolio that seeks to substantially replicate price movements of the S&P 500® Index. The Fund also uses an index option strategy of writing (selling) index call options covering approximately 80% of the value of the Fund's equity portfolio in seeking to moderate the volatility of returns relative to an all equity portfolio.

Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted principles ("U.S. GAAP").

Investment Valuation

Common stocks and other equity-type securities are valued at the last sales price on the securities exchange on which such securities are primarily traded and are generally classified as Level 1 for fair value measurement purposes. Securities primarily traded on the NASDAQ National Market ("NASDAQ") are valued, except as indicated below, at the NASDAQ Official Closing Price and are generally classified as Level 1. However, securities traded on a securities exchange or NASDAQ for which there were no transactions on a given day or securities not listed on a securities exchange or NASDAQ are valued at the last quoted bid price and are generally classified as Level 2. Prices of certain American Depositary Receipts ("ADR") held by the Funds that trade in the United States are valued based on the last traded price, official closing price, or the most recent bid price of the underlying non-U.S.-traded stock, adjusted as appropriate for the underlying-to-ADR conversion ratio and foreign exchange rate, and from time-to-time foreign currencies may also be adjusted further to take into account material events that may take place after the close of the local non-U.S. market but before the close of the New York Stock Exchange ("NYSE"). These securities generally represents a transfer from a Level 1 to a Level 2 security.

Nuveen Investments

Index options are valued at the mean of the closing bid and ask prices. The close of trading of index options traded on the Chicago Board Options Exchange normally occurs at 4:15 Eastern Time (ET), which is different from the normal 4:00 ET close of the NYSE (the time of day as of which each Fund's NAV is calculated). Under normal market circumstances, closing index option quotations are considered to reflect the index option contract values as of the close of the NYSE and will be used to value the option contracts. However, a significant change in the S&P 500® or NASDAQ-100 futures contracts between the NYSE close and the options market close will be considered as an indication that closing market quotations for index options do not reflect the value of the contracts as of the stock market close. In the event of such a significant change, the Fund's Board of Trustees or its designee will determine a value for the options. Any such valuation will likely take into account any information that may be available about the actual trading price of the affected option as of 4:00 ET, and if no such information is reliably available, the valuation of the option may take into account various option pricing methodologies, as determined to be appropriate under the circumstances. Index options are generally classified as Level 1.

Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.

Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Funds' Board of Trustees or its designee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's net asset value (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security's fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Funds' Board of Trustees or its designee.

Refer to Footnote 2—Fair Value Measurements for further details on the leveling of securities held by the Funds as of the end of the reporting period.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes.

Investment Income

Dividend income is recorded on the ex-dividend date or, for foreign securities, when information is available. Interest income is recorded on an accrual basis.

Professional Fees

Professional fees presented on the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment, or to pursue other claims or legal actions on behalf of Fund shareholders.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its investment company taxable income to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies ("RICs"). In any year when the Funds realize net capital gains, each Fund may choose to distribute all or a portion of its net capital gains to shareholders, or alternatively, to retain all or a portion of its net capital gains and pay federal corporate income taxes on such retained gains.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Nuveen Investments

Notes to

FINANCIAL STATEMENTS (Unaudited) (continued)

Dividends and Distributions to Shareholders

Each Fund makes quarterly cash distributions to shareholders of a stated dollar amount per share. Subject to approval and oversight by the Funds' Board of Trustees, each Fund seeks to maintain a stable distribution level designed to deliver the long-term return potential of each Fund's investment strategy through regular quarterly distributions (a "Managed Distribution Program"). Total distributions during a calendar year generally will be made from each Fund's net investment income, net realized capital gains and net unrealized capital gains in the Fund's portfolio, if any. The portion of distributions paid attributed to net unrealized gains, if any, is distributed from the Fund's assets and is treated by shareholders as a non-taxable distribution ("Return of Capital") for tax purposes. In the event that total distributions during a calendar year exceed a Fund's total return on net asset value, the difference will reduce net asset value per share. If a Fund's total return on net asset value exceeds total distributions during a calendar year, the excess will be reflected as an increase in net asset value per share. The final determination of the source and character of all distributions for the fiscal year are made after the end of the fiscal year and are reflected in the financial statements contained in the annual report as of December 31 each year.

The distributions made by the Fund during the six months ended June 30, 2012, are provisionally classified as being "From and in excess of net investment income," and those distributions will be classified as being from net investment income, net realized capital gains and/or a return of capital for tax purposes after the fiscal year end. For purposes of calculating "Undistributed (over-distribution of) net investment income" as of June 30, 2012, the distribution amounts provisionally classified as "From and in excess of net investment income" were treated as being entirely from net investment income. Consequently, the financial statements at June 30, 2012 reflect an over-distribution of net investment income.

The actual character of distributions made by the Funds during the fiscal year ended December 31, 2011 are reflected in the accompanying financial statements.

Foreign Currency Transactions

Each Fund is authorized to engage in foreign currency exchange transactions, including foreign currency forward, futures, options and swap contracts. To the extent that the Funds invest in securities and/or contracts that are denominated in a currency other than U.S. dollars, the Funds will be subject to currency risk, which is the risk that an increase in the U.S. dollar relative to the foreign currency will reduce returns or portfolio value. Generally, when the U.S. dollar rises in value against a foreign currency, the Fund's investments denominated in that currency will lose value because its currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value. Investments and other assets and liabilities denominated in foreign currencies are converted into U.S. dollars on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market at the time of valuation. Purchases and sales of investments and income denominated in foreign currencies are translated into U.S. dollars on the respective dates of such transactions.

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at 4:00 p.m. ET. Investments transactions, income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received.

The realized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with other assets and liabilities on investments are recognized as a component of "Net realized gain (loss) from investments and foreign currency," on the Statement of Operations, when applicable.

The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with other assets and liabilities on investments are recognized as a component of "Change in net unrealized appreciation (depreciation) of investments and foreign currency," on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with foreign currency exchange contracts, futures, options purchased, options written and swaps are recognized as a component of "Change in net unrealized appreciation (depreciation) of

Nuveen Investments

foreign currency exchange contracts, futures, options purchased, options written and swap contracts, respectively" on the Statement of Operations, when applicable.

Options Transactions

Each Fund is subject to equity price risk in the normal course of pursuing its investment objectives and is authorized to write (sell) call options in an attempt to manage such risk. When the Fund writes an option, an amount equal to the net premium received (the premium less commission) is recognized as a component of "Call options written, at value" on the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current value of the written option until the option is exercised or expires or the Fund enters into a closing purchase transaction. The changes in the value of options written during the fiscal period are recognized as a component of "Change in net unrealized appreciation (depreciation) of call options written" on the Statement of Operations. When an option is exercised or expires or a Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on executing a closing purchase transaction, including commission, is recognized as a component of "Net realized gain (loss) from call options written " on the Statement of Operations. The Fund, as a writer of an option, has no control over whether the underlying instrument may be sold (called) or purchased (put) and as a result bears the risk of an unfavorable change in the market value of the instrument underlying the written option. There is also the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

During the six months ended June 30, 2012, each Fund wrote call options on a broad equity index, while investing in a portfolio of equities, to enhance returns while foregoing some upside potential of its equity portfolio.

The average notional amount of call options written during the six months ended June 30, 2012, for each Fund was as follows:

	Equity Premium Income (JPZ)	Equity Premium Opportunity (JSN)	Equity Premium Advantage (JLA)	Equity Premium and Growth (JPG)
Average notional amount of call options written*	$(483,858,333)	$(829,295,083)	$(330,140,000)	$(177,910,833)

*  The average notional amount is calculated based on the outstanding notional at the beginning of the fiscal year and at the end of each fiscal quarter within the current fiscal year.

Refer to Footnote 3—Derivative Instruments and Hedging Activities and Footnote 5—Investment Transactions for further details on options activity.

Market and Counterparty Credit Risk

In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund's exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities. Futures contracts, when applicable, expose a Fund to minimal counterparty credit risk as they are exchange traded and the exchange's clearinghouse, which is counterparty to all exchange traded futures, guarantees the futures contracts against default.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties Nuveen Fund Advisors, Inc. (the "Adviser"), a wholly-owned subsidiary of Nuveen Investments Inc. ("Nuveen") believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

Repurchase Agreements

In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the custodian bank.

Nuveen Investments

Notes to

FINANCIAL STATEMENTS (Unaudited) (continued)

Indemnifications

Under the Funds' organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 —  Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 —  Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 —  Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund's fair value measurements as of the end of the reporting period:

Equity Premium Income (JPZ)	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$505,480,738	$—	$—	$505,480,738
Short-Term Investments:
Repurchase Agreements	—	28,703,837	—	28,703,837
Derivatives:
Call Options Written	(16,204,800)	—	—	(16,204,800)
Total	$489,275,938	$28,703,837	$—	$517,979,775
Equity Premium Opportunity (JSN)	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$858,835,557	$—	$—	$858,835,557
Short-Term Investments:
Repurchase Agreements	—	59,764,336	—	59,764,336
Derivatives:
Call Options Written	(27,988,025)	—	—	(27,988,025)
Total	$830,847,532	$59,764,336	$—	$890,611,868

*  Refer to the Fund's Portfolio of Investments for industry classifications.

Nuveen Investments

Equity Premium Advantage (JLA)	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$340,278,311	$—	$—	$340,278,311
Short-Term Investments:
Repurchase Agreements	—	25,015,826	—	25,015,826
Derivatives:
Call Options Written	(11,117,022)	—	—	(11,117,022)
Total	$329,161,289	$25,015,826	$—	$354,177,115
Equity Premium and Growth (JPG)	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$229,969,613	$—	$—	$229,969,613
Short-Term Investments:
Repurchase Agreements	—	12,258,997	—	12,258,997
Derivatives:
Call Options Written	(5,914,690)	—	—	(5,914,690)
Total	$224,054,923	$12,258,997	$—	$236,313,920

*  Refer to the Fund's Portfolio of Investments for industry classifications.

The Nuveen funds' Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser's Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds' pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser's dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer's financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts' research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

3. Derivative Instruments and Hedging Activities

The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds' investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes. For additional information on the derivative instruments in which each Fund was invested during and at the end of the reporting period, refer to the Portfolios of Investments, Financial Statements and Footnote 1—General Information and Significant Accounting Policies.

The following tables present the fair value of all derivative instruments held by the Funds as of June 30, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

Equity Premium Income (JPZ)

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Equity Price	Options	—	$—	Call options written, at value	$(16,204,800)

Nuveen Investments

Notes to

FINANCIAL STATEMENTS (Unaudited) (continued)

Equity Premium Opportunity (JSN)

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Equity Price	Options	—	$—	Call options written, at value	$(27,988,025)

Equity Premium Advantage (JLA)

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Equity Price	Options	—	$—	Call options written, at value	$(11,117,022)

Equity Premium and Growth (JPG)

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Equity Price	Options	—	$—	Call options written, at value	$(5,914,690)

The following tables present the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended June 30, 2012, on derivative instruments, as well as the primary risk exposure associated with each.

Net Realized Gain (Loss) from Call Options Written	Equity Premium Income (JPZ)	Equity Premium Opportunity (JSN)	Equity Premium Advantage (JLA)	Equity Premium and Growth (JPG)
Risk Exposure
Equity Price	$(10,609,879)	$(26,570,747)	$(14,561,759)	$(3,614,402)
Change in Net Unrealized Appreciation (Depreciation) of Call Options Written	Equity Premium Income (JPZ)	Equity Premium Opportunity (JSN)	Equity Premium Advantage (JLA)	Equity Premium and Growth (JPG)
Risk Exposure
Equity Price	$(2,138,500)	$(6,818,759)	$(3,556,075)	$(896,904)

4. Fund Shares

Transactions in shares were as follows:

	Equity Premium Income (JPZ)		Equity Premium Opportunity (JSN)
	Six Months Ended 6/30/12	Year Ended 12/31/11	Six Months Ended 6/30/12	Year Ended 12/31/11
Shares repurchased and retired	(12,600)	(178,376)	—	(66,600)
Weighted average:
Price per share repurchased and retired	$11.57	$10.98	$—	$10.56
Discount per share repurchased and retired	11.88%	13.69%	—%	15.38%

Nuveen Investments

	Equity Premium Advantage (JLA)		Equity Premium and Growth (JPG)
	Six Months Ended 6/30/12	Year Ended 12/31/11	Six Months Ended 6/30/12	Year Ended 12/31/11
Shares repurchased and retired	(43,477)	(119,189)	(1,800)	(145,263)
Weighted average:
Price per share repurchased and retired	$11.80	$11.31	$12.68	$11.89
Discount per share repurchased and retired	12.72%	13.39%	11.14%	13.56%

5. Investment Transactions

Purchases and sales (excluding short-term investments and derivative transactions) during the six months ended June 30, 2012, were as follows:

	Equity Premium Income (JPZ)	Equity Premium Opportunity (JSN)	Equity Premium Advantage (JLA)	Equity Premium and Growth (JPG)
Purchases	$9,626,545	$44,652,466	$11,584,498	$810,613
Sales	31,271,250	104,434,494	46,268,783	11,419,364

Transactions in call options written during the six months ended June 30, 2012, were as follows:

	Equity Premium Income (JPZ)		Equity Premium Opportunity (JSN)
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options outstanding, beginning of period	3,800	$23,565,960	13,873	$39,105,309
Options written	15,326	55,128,955	55,529	103,625,582
Options terminated in closing purchase transactions	(15,454)	(64,482,485)	(55,603)	(117,036,800)
Options expired	—	—	(996)	(1,343,526)
Options outstanding, end of period	3,672	$14,212,430	12,803	$24,350,565
	Equity Premium Advantage (JLA)		Equity Premium and Growth (JPG)
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options outstanding, beginning of period	8,649	$14,772,216	1,408	$8,825,084
Options written	33,785	45,020,117	5,614	20,238,286
Options terminated in closing purchase transactions	(33,991)	(48,771,288)	(5,686)	(23,856,230)
Options expired	(781)	(1,071,018)	—	—
Options outstanding, end of period	7,662	$9,950,027	1,336	$5,207,140

6. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on option contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

Nuveen Investments

Notes to

FINANCIAL STATEMENTS (Unaudited) (continued)

At June 30, 2012, the cost and unrealized appreciation (depreciation) of investments (excluding investments in derivatives), as determined on a federal income tax basis, were as follows:

	Equity Premium Income (JPZ)	Equity Premium Opportunity (JSN)	Equity Premium Advantage (JLA)	Equity Premium and Growth (JPG)
Cost of investments	$424,418,704	$686,574,939	$245,477,319	$198,371,052
Gross unrealized:
Appreciation	$161,842,804	$280,242,775	$124,217,251	$66,012,830
Depreciation	(52,076,933)	(48,217,821)	(4,400,433)	(22,155,272)
Net unrealized appreciation (depreciation) of investments	$109,765,871	$232,024,954	$119,816,818	$43,857,558

Permanent differences, primarily due to Real Estate Investment Trust (REIT) adjustments, return of capital distributions and tax basis earnings and profit adjustments resulted in reclassifications among the Funds' components of net assets at December 31, 2011, the Funds' last tax year-end, as follows:

	Equity Premium Income (JPZ)	Equity Premium Opportunity (JSN)	Equity Premium Advantage (JLA)	Equity Premium and Growth (JPG)
Paid-in surplus	$(20,215,038)	$(56,976,889)	$(19,536,329)	$(2,660,546)
Undistributed (Over-distribution) of net investment income	20,130,927	56,869,667	19,499,190	2,615,060
Accumulated net realized gain (loss)	84,111	107,222	37,139	45,486

The tax components of undistributed net ordinary income and net long-term capital gains at December 31, 2011, the Funds' last tax year end, were as follows:

	Equity Premium Income (JPZ)	Equity Premium Opportunity (JSN)	Equity Premium Advantage (JLA)	Equity Premium and Growth (JPG)
Undistributed net ordinary income	$—	$—	$—	$—
Undistributed net long-term capital gains	—	—	—	—

The tax character of distributions paid during the Funds' last tax year ended December 31, 2011 was designated for purposes of the dividends paid deduction as follows:

	Equity Premium Income (JPZ)	Equity Premium Opportunity (JSN)	Equity Premium Advantage (JLA)	Equity Premium and Growth (JPG)
Distributions from net ordinary income*	$28,891,374	$68,934,322	$22,520,322	$6,455,660
Distributions from net long-term capital gains	—	—	—	—
Return of capital	15,989,671	11,166,014	8,943,289	11,765,192

*  Net ordinary income consists of net taxable income derived from dividends and interest, and current year earnings and profits attributed to realized gains.

Nuveen Investments

At December 31, 2011, the Funds' last tax year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

	Equity Premium Income (JPZ)	Equity Premium Opportunity (JSN)	Equity Premium Advantage (JLA)	Equity Premium and Growth (JPG)
Expiration:
December 31, 2017	$55,219,862	$47,988,639	$26,956,858	$30,503,738
December 31, 2018	4,958,903	38,327,754	14,352,958	7,655,485
Total	$60,178,765	$86,316,393	$41,309,816	$38,159,223

During the Funds' last tax year ended December 31, 2011, the following Funds utilized their capital loss carryforwards as follows:

	Equity Premium Income (JPZ)	Equity Premium Opportunity (JSN)	Equity Premium Advantage (JLA)	Equity Premium and Growth (JPG)
Utilized capital loss carryforwards	$20,223,084	$56,964,259	$19,523,618	$2,667,174

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various technical rules governing the tax treatment of RICs. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carryforwards. Under the Act, each Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

The Act also contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

During the Funds' last tax year ended December 31, 2011, there were no post-enactment capital losses generated by any of the Funds.

The Funds have elected to defer losses incurred from November 1, 2011 through December 31, 2011, the Fund's last tax year end, in accordance with federal income tax rules. These losses are treated as having arisen on the first day of the current fiscal year. The following Fund has elected to defer losses as follows:

Equity Premium and Growth (JPG)
Post-October capital losses	$2,273,890
Late-year ordinary losses	—

7. Management Fees and Other Transactions with Affiliates

Each Fund's management fee consists of two components–a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables Fund shareholders to benefit from growth in the assets within their respective Funds as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee for each Fund, payable monthly, is calculated according to the following schedule:

Average Daily Managed Assets*	Equity Premium Income (JPZ) Equity Premium Opportunity (JSN) Equity Premium Advantage (JLA) Fund-Level Fee Rate
For the first $500 million	.7000%
For the next $500 million	.6750
For the next $500 million	.6500
For the next $500 million	.6250
For managed assets over $2 billion	.6000

Nuveen Investments

Notes to

FINANCIAL STATEMENTS (Unaudited) (continued)

Average Daily Managed Assets*	Equity Premium and Growth (JPG) Fund-Level Fee Rate
For the first $500 million	.6800%
For the next $500 million	.6550
For the next $500 million	.6300
For the next $500 million	.6050
For managed assets over $2 billion	.5800

The annual complex-level fee for each Fund, payable monthly, is calculated according to the following schedule:

Complex-Level Managed Asset Breakpoint Level*	Effective Rate at Breakpoint Level
$55 billion	.2000%
$56 billion	.1996
$57 billion	.1989
$60 billion	.1961
$63 billion	.1931
$66 billion	.1900
$71 billion	.1851
$76 billion	.1806
$80 billion	.1773
$91 billion	.1691
$125 billion	.1599
$200 billion	.1505
$250 billion	.1469
$300 billion	.1445

*  For the fund-level and complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the funds' use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust's issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen Funds that constitute "eligible assets." Eligible assets do not include assets attributable to investments in other Nuveen Funds and assets in excess of $2 billion added to the Nuveen Fund complex in connection with the Adviser's assumption of the management of the former First American Funds effective January 1, 2011. As of June 30, 2012, the complex-level fee rate for each of these Funds was .1731%.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser is responsible for each Fund's overall investment strategy and asset allocation decisions. The Adviser has entered into sub-advisory agreements with Gateway Investment Advisers, LLC ("Gateway"), under which Gateway manages the investment portfolios of the Funds. Gateway is compensated for its services to the Funds from the management fees paid to the Adviser.

The Funds pay no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

Nuveen Investments

For the first eight years of Equity Premium Income's (JPZ) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily managed assets, for fees and expenses in the amounts and for the time periods set forth below:

Year Ending October 31,			Year Ending October 31,
2004	*	.30%	2009	.30%
2005		.30	2010	.22
2006		.30	2011	.14
2007		.30	2012	.07
2008		.30

*  From the commencement of operations.

The Adviser has not agreed to reimburse Equity Premium Income (JPZ) for any portion of its fees and expenses beyond October 31, 2012.

For the first eight years of Equity Premium Opportunity's (JSN) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily managed assets, for fees and expenses in the amounts and for the time periods set forth below:

Year Ending January 31,			Year Ending January 31,
2005	*	.30%	2010	.30%
2006		.30	2011	.22
2007		.30	2012	.14
2008		.30	2013	.07
2009		.30

*  From the commencement of operations.

The Adviser has not agreed to reimburse Equity Premium Opportunity (JSN) for any portion of its fees and expenses beyond January 31, 2013.

8. New Accounting Pronouncements

Financial Accounting Standards Board ("FASB") Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities

In December 2011, the FASB issued Accounting Standards Update ("ASU") No. 2011-11 ("ASU No. 2011-11") to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting ("netting") on the Statement of Assets and Liabilities. This information will enable users of the entity's financial statements to evaluate the effect or potential effect of netting arrangements on the entity's financial position. ASU No. 2011-11 is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have to the financial statements amounts and footnote disclosures, if any.

Nuveen Investments

Annual Investment Management
Agreement Approval Process (Unaudited)

The Board of Trustees (each, a "Board" and each Trustee, a "Board Member") of the Funds, including the Board Members who are not parties to the Funds' advisory or sub-advisory agreements or "interested persons" of any such parties (the "Independent Board Members"), is responsible for approving the advisory agreements (each, an "Investment Management Agreement") between each Fund and Nuveen Fund Advisors, Inc. (the "Advisor") and the sub-advisory agreements (each, a "Sub-Advisory Agreement") between the Advisor and Gateway Investment Advisers, LLC (the "Sub-Advisor") (the Investment Management Agreements and the Sub-Advisory Agreements are referred to collectively as the "Advisory Agreements") and their periodic continuation. Pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"), the Board is required to consider the continuation of the Advisory Agreements on an annual basis. Accordingly, at an in-person meeting held on May 21-23, 2012 (the "May Meeting"), the Board, including a majority of the Independent Board Members, considered and approved the continuation of the Advisory Agreements for the Funds for an additional one-year period.

In preparation for their considerations at the May Meeting, the Board requested and received extensive materials prepared in connection with the review of the Advisory Agreements. The materials provided a broad range of information regarding the Funds, the Advisor and the Sub-Advisor (the Advisor and the Sub-Advisor are collectively, the "Fund Advisers" and each, a "Fund Adviser"). As described in more detail below, the information provided included, among other things, a review of Fund performance, including Fund investment performance assessments against peer groups and appropriate benchmarks, a comparison of Fund fees and expenses relative to peers, a description and assessment of shareholder service levels for the Funds, a summary of the performance of certain service providers, a review of product initiatives and shareholder communications and an analysis of the Advisor's profitability with comparisons to comparable peers in the managed fund business. As part of their annual review, the Board also held a separate meeting on April 18-19, 2012, to review the Funds' investment performance and consider an analysis provided by the Advisor of the Sub-Advisor which generally evaluated the Sub-Advisor's investment team, investment mandate, organizational structure and history, investment philosophy and process, performance of the applicable Fund, and significant changes to the foregoing. As a result of their review of the materials and discussions, the Board presented the Advisor with questions and the Advisor responded.

The materials and information prepared in connection with the annual review of the Advisory Agreements supplement the information and analysis provided to the Board during the year. In this regard, throughout the year, the Board, acting directly or through

Nuveen Investments

its committees, regularly reviews the performance and various services provided by the Advisor and the Sub-Advisor. The Board meets at least quarterly as well as at other times as the need arises. At its quarterly meetings, the Board reviews reports by the Advisor which include, among other things, Fund performance, a review of the investment teams and reports on compliance, regulatory matters and risk management. The Board also meets with key investment personnel managing the Fund portfolios during the year. In October 2011, the Board also created two new standing committees (the Open-end Fund Committee and the Closed-end Fund Committee) to assist the full Board in monitoring and gaining a deeper insight into the distinctive issues and business practices of open-end and closed-end funds.

In addition, the Board continues its program of seeking to have the Board Members or a subset thereof visit each sub-advisor to the Nuveen funds at least once over a multiple year rotation, meeting with key investment and business personnel. Further, an ad hoc committee of the Board visited the then-current transfer agents of the Nuveen funds in 2011 and the audit committee of the Board visited the various pricing agents for the Nuveen funds in January 2012.

The Board considers factors and information that are relevant to its annual consideration of the renewal of the Advisory Agreements at the meetings held throughout the year. Accordingly, the Board considers the information provided and knowledge gained at these meetings when performing its annual review of the Advisory Agreements. The Independent Board Members are assisted throughout the process by independent legal counsel who provided materials describing applicable law and the duties of directors or trustees in reviewing advisory contracts and met with the Independent Board Members in executive sessions without management present. In addition, it is important to recognize that the management arrangements for the Nuveen funds are the result of many years of review and discussion between the Independent Board Members and fund management and that the Board Members' conclusions may be based, in part, on their consideration of fee arrangements and other factors developed in previous years.

The Board considered all factors it believed relevant with respect to each Fund, including among other factors: (a) the nature, extent and quality of the services provided by the Fund Advisers, (b) the investment performance of the Fund and Fund Advisers, (c) the advisory fees and costs of the services to be provided to the Fund and the profitability of the Fund Advisers, (d) the extent of any economies of scale, (e) any benefits derived by the Fund Advisers from the relationship with the Fund and (f) other factors. Each Board Member may have accorded different weight to the various factors in reaching his or her conclusions with respect to a Fund's Advisory Agreements. The Independent Board Members did not identify any single factor as all important or controlling. The Independent Board Members' considerations were instead based on a comprehensive consideration of all the information presented. The principal factors considered by the Board and its conclusions are described below.

A. Nature, Extent and Quality of Services

In considering renewal of the Advisory Agreements, the Independent Board Members considered the nature, extent and quality of the Fund Adviser's services, including

Nuveen Investments

Annual Investment Management Agreement
Approval Process (Unaudited) (continued)

advisory services and the resulting Fund performance and administrative services. The Independent Board Members further considered the overall reputation and capabilities of the Advisor and its affiliates, the commitment of the Advisor to provide high quality service to the Funds, their overall confidence in the Advisor's integrity and the Advisor's responsiveness to questions and concerns raised by them. The Independent Board Members reviewed materials outlining, among other things, the Fund Adviser's organization and business; the types of services that the Fund Adviser or its affiliates provide to the Funds; the performance record of the applicable Fund (as described in further detail below); and any initiatives Nuveen had taken for the applicable fund product line.

In considering advisory services, the Board recognized that the Advisor provides various oversight, administrative, compliance and other services for the Funds and the Sub-Advisor generally provides the portfolio investment management services to the Funds. In reviewing the portfolio management services provided to each Fund, the Board reviewed the materials provided by the Nuveen Investment Services Oversight Team analyzing, among other things, the Sub-Advisor's investment team and changes thereto, organization and history, assets under management, Fund objectives and mandate, the investment team's philosophy and strategies in managing the Fund, developments affecting the Sub-Advisor or Fund and Fund performance. The Independent Board Members also reviewed portfolio manager compensation arrangements to evaluate each Fund Adviser's ability to attract and retain high quality investment personnel, preserve stability, and reward performance but not provide an inappropriate incentive to take undue risks. In addition, the Board considered the Advisor's execution of its oversight responsibilities over the Sub-Advisor. Given the importance of compliance, the Independent Board Members also considered Nuveen's compliance program, including the report of the chief compliance officer regarding the Funds' compliance policies and procedures; the resources dedicated to compliance; and the record of compliance with the policies and procedures.

In addition to advisory services, the Board considered the quality and extent of administrative and other non-investment advisory services the Advisor and its affiliates provide to the Funds, including product management, investment services (such as oversight of investment policies and procedures, risk management, and pricing), fund administration, oversight of service providers, shareholder services and communications, administration of Board relations, regulatory and portfolio compliance, legal support, managing leverage and promoting an orderly secondary market for common shares. The Board further recognized Nuveen's additional investments in personnel, including in compliance and risk management.

In reviewing the services provided, the Board also reviewed materials describing various notable initiatives and projects the Advisor performed in connection with the closed-end fund product line. These initiatives included completion of the refinancing of auction rate preferred securities; efforts to eliminate product overlap with fund mergers; elimination of the insurance mandate on several funds; ongoing services to manage leverage that has become increasingly complex; continued secondary market offerings, share repurchases and other support initiatives for certain funds; and continued communications efforts with shareholders, fund analysts and financial advisers. With respect to the

Nuveen Investments

latter, the Independent Board Members noted Nuveen's continued commitment to supporting the secondary market for the common shares of its closed-end funds through a comprehensive secondary market communication program designed to raise investor and analyst awareness and understanding of closed-end funds. Nuveen's support services included, among other things: continuing communications concerning the refinancing efforts related to auction rate preferred securities; supporting and promoting munifund term preferred shares (MTP) including by launching a microsite dedicated to MTP shares; sponsoring and participating in conferences; communicating with closed-end fund analysts covering the Nuveen funds throughout the year; providing marketing and product updates for the closed-end funds; and maintaining and enhancing a closed-end fund website.

Based on their review, the Independent Board Members found that, overall, the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement were satisfactory.

B. The Investment Performance of the Funds and Fund Advisers

The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund over various time periods. The Board reviewed, among other things, each Fund's historic investment performance as well as information comparing the Fund's performance information with that of other funds (the "Performance Peer Group") based on data compiled by Nuveen that was provided by an independent provider of mutual fund data and with recognized and/or customized benchmarks (i.e., benchmarks derived from multiple recognized benchmarks).

The Board reviewed reports, including a comprehensive analysis of the Funds' performance and the applicable investment team. In this regard, the Board reviewed each Fund's total return information compared to the returns of its Performance Peer Group and recognized and/or customized benchmarks for the quarter, one-, three- and five-year periods ending December 31, 2011, as well as performance information reflecting the first quarter of 2012.

The Independent Board Members also reviewed historic premium and discount levels, including a summary of actions taken to address or discuss other developments affecting the secondary market discounts of various funds. This information supplemented the fund performance information provided to the Board at each of its quarterly meetings.

In reviewing performance comparison information, the Independent Board Members recognized that the usefulness of the comparisons of the performance of certain funds with the performance of their respective Performance Peer Group may be limited because the Performance Peer Group may not adequately represent the objectives and strategies of the applicable funds or may be limited in size or number. The Independent Board Members also noted that the investment experience of a particular shareholder in the Nuveen funds will vary depending on when such shareholder invests in the applicable fund, the class held (if multiple classes are offered in a fund) and the performance of the fund (or respective class) during that shareholder's investment period. In addition, although the performance below reflects the performance results for the time periods

Nuveen Investments

Annual Investment Management Agreement
Approval Process (Unaudited) (continued)

ending as of the most recent calendar year end (unless otherwise indicated), the Board also recognized that selecting a different ending time period may derive different results. Furthermore, while the Board is cognizant of the relevant performance of a fund's peer set and/or benchmark(s), the Board evaluated fund performance in light of the respective fund's investment objectives, investment parameters and guidelines and recognized that the objectives, investment parameters and guidelines of peers and/or benchmarks may differ to some extent, thereby resulting in differences in performance results. Nevertheless, with respect to any Nuveen funds that the Board considers to have underperformed their peers and/or benchmarks from time to time, the Board monitors such funds closely and considers any steps necessary or appropriate to address such issues.

In considering the results of the comparisons, the Independent Board Members observed, among other things, that the Nuveen Equity Premium Advantage Fund (the "Premium Advantage Fund") and the Nuveen Equity Premium Opportunity Fund (the "Premium Opportunity Fund") had demonstrated generally favorable performance in comparison to their peers, performing in the top two quartiles (except that the Premium Opportunity Fund was in the third quartile for the three-year period). In addition, the Independent Board Members observed that the Nuveen Equity Premium Income Fund and the Nuveen Equity Premium and Growth Fund had demonstrated generally satisfactory performance compared to their peers, falling within the second or third quartile over various periods.

Based on their review, the Independent Board Members determined that each Fund's investment performance had been satisfactory.

C. Fees, Expenses and Profitability

1. Fees and Expenses

The Board evaluated the management fees and expenses of each Fund reviewing, among other things, such Fund's gross management fees, net management fees and net expense ratios in absolute terms as well as compared to the fee and expenses of a comparable universe of funds provided by an independent fund data provider (the "Peer Universe") and any expense limitations.

The Independent Board Members further reviewed the methodology regarding the construction of the applicable Peer Universe. In reviewing the comparisons of fee and expense information, the Independent Board Members took into account that in certain instances various factors such as: the limited size and particular composition of the Peer Universe (including the inclusion of other Nuveen funds in the peer set); expense anomalies; changes in the funds comprising the Peer Universe from year to year; levels of reimbursement or fee waivers; the timing of information used; and the differences in the type and use of leverage may impact the comparative data, thereby limiting somewhat the ability to make a meaningful comparison with peers.

In reviewing the fee schedule for a Fund, the Independent Board Members also considered the fund-level and complex-wide breakpoint schedules (described in further detail below) and any fee waivers and reimbursements provided by Nuveen (applicable, in particular, for certain closed-end funds launched since 1999). In

Nuveen Investments

reviewing fees and expenses (excluding leverage costs and leveraged assets), the Board considered the expenses and fees to be higher if they were over 10 basis points higher, slightly higher if they were approximately 6 to 10 basis points higher, in line if they were within approximately 5 basis points higher than the peer average and below if they were below the peer average of the Peer Universe. In reviewing the reports, the Board noted that the overwhelming majority of the Nuveen funds were at, close to or below their peer set average based on the net total expense ratio.

The Independent Board Members noted that each Fund had net management fees and a net expense ratio (including fee waivers and expense reimbursements, if any) below its peer averages.

Based on their review of the fee and expense information provided, the Independent Board Members determined that each Fund's management fees were reasonable in light of the nature, extent and quality of services provided to it.

2. Comparisons with the Fees of Other Clients

The Independent Board Members further reviewed information regarding the nature of services and range of fees offered by the Advisor to other clients, including separately managed accounts (both retail and institutional accounts), collective trusts, foreign investment funds offered by Nuveen, and funds that are not offered by Nuveen but are sub-advised by one of Nuveen's investment management teams. In evaluating the comparisons of fees, the Independent Board Members noted that the fee rates charged to the Funds and other clients vary, among other things, because of the different services involved and the additional regulatory and compliance requirements associated with registered investment companies, such as the Funds. Accordingly, the Independent Board Members considered the differences in the product types, including, but not limited to, the services provided, the structure and operations, product distribution and costs thereof, portfolio investment policies, investor profiles, account sizes and regulatory requirements. The Independent Board Members noted, in particular, that the range of services provided to the Funds (as discussed above) is much more extensive than that provided to separately managed accounts. Given the inherent differences in the various products, particularly the extensive services provided to the Funds, the Independent Board Members believe such facts justify the different levels of fees.

In considering the fees of the Sub-Advisor, the Independent Board Members also considered the pricing schedule or fees that the Sub-Advisor charges for similar investment management services for other fund sponsors or clients (such as retail and/or institutional managed accounts) as applicable. The Independent Board Members noted that the sub-advisory fees were the result of arm's-length negotiations.

3. Profitability of Fund Advisers

In conjunction with its review of fees, the Independent Board Members also considered the profitability of Nuveen for its advisory activities and its financial condition. The Independent Board Members reviewed the revenues and expenses of Nuveen's advisory activities for the last two calendar years, the allocation methodology used in preparing the profitability data and an analysis of the key drivers behind the

Nuveen Investments

Annual Investment Management Agreement
Approval Process (Unaudited) (continued)

changes in revenues and expenses that impacted profitability in 2011. The Independent Board Members noted this information supplemented the profitability information requested and received during the year to help keep them apprised of developments affecting profitability (such as changes in fee waivers and expense reimbursement commitments). In this regard, the Independent Board Members noted that they have an Independent Board Member serve as a point person to review and keep them apprised of changes to the profitability analysis and/or methodologies during the year. The Independent Board Members also considered Nuveen's revenues for advisory activities, expenses, and profit margin compared to that of various unaffiliated management firms with comparable assets under management (based on asset size and asset composition).

In reviewing profitability, the Independent Board Members recognized the Advisor's continued investment in its business to enhance its services, including capital improvements to investment technology, updated compliance systems, and additional personnel in compliance, risk management, and product development as well as its ability to allocate resources to various areas of the Advisor as the need arises. In addition, in evaluating profitability, the Independent Board Members also recognized the subjective nature of determining profitability which may be affected by numerous factors including the allocation of expenses. Further, the Independent Board Members recognized the difficulties in making comparisons as the profitability of other advisers generally is not publicly available and the profitability information that is available for certain advisers or management firms may not be representative of the industry and may be affected by, among other things, the adviser's particular business mix, capital costs, types of funds managed and expense allocations. Notwithstanding the foregoing, the Independent Board Members reviewed Nuveen's methodology and assumptions for allocating expenses across product lines to determine profitability. In reviewing profitability, the Independent Board Members recognized Nuveen's investment in its fund business. Based on their review, the Independent Board Members concluded that the Advisor's level of profitability for its advisory activities was reasonable in light of the services provided.

The Independent Board Members also considered the Sub-Advisor's revenues, expenses and profitability margins (pre- and post-tax) for its advisory activities with the Funds. Based on their review, the Independent Board Members were satisfied that the Sub-Advisor's level of profitability was reasonable in light of the services provided.

In evaluating the reasonableness of the compensation, the Independent Board Members also considered other amounts paid to a Fund Adviser by the Funds as well as any indirect benefits (such as soft dollar arrangements, if any) the Fund Adviser and its affiliates receive, or are expected to receive, that are directly attributable to the management of the Funds, if any. See Section E below for additional information on indirect benefits a Fund Adviser may receive as a result of its relationship with the Funds. Based on their review of the overall fee arrangements of each Fund, the Independent Board Members determined that the advisory fees and expenses of the respective Fund were reasonable.

Nuveen Investments

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

With respect to economies of scale, the Independent Board Members have recognized the potential benefits resulting from the costs of a fund being spread over a larger asset base, although economies of scale are difficult to measure and predict with precision, particularly on a fund-by-fund basis. One method to help ensure the shareholders share in these benefits is to include breakpoints in the advisory fee schedule. Generally, management fees for funds in the Nuveen complex are comprised of a fund-level component and a complex-level component, subject to certain exceptions. Accordingly, the Independent Board Members reviewed and considered the applicable fund-level breakpoints in the advisory fee schedules that reduce advisory fees as asset levels increase. Further, the Independent Board Members noted that although closed-end funds may from time-to-time make additional share offerings, the growth of their assets will occur primarily through the appreciation of such funds' investment portfolio.

In addition to fund-level advisory fee breakpoints, the Board also considered the Funds' complex-wide fee arrangement. Pursuant to the complex-wide fee arrangement, the fees of the funds in the Nuveen complex are generally reduced as the assets in the fund complex reach certain levels. The complex-wide fee arrangement seeks to provide the benefits of economies of scale to fund shareholders when total fund complex assets increase, even if assets of a particular fund are unchanged or have decreased. The approach reflects the notion that some of Nuveen's costs are attributable to services provided to all its funds in the complex and therefore all funds benefit if these costs are spread over a larger asset base. In addition, with the acquisition of the funds previously advised by FAF Advisors, Inc., the Board noted that a portion of such funds' assets at the time of acquisition were deemed eligible to be included in the complex-wide fee calculation in order to deliver fee savings to shareholders in the combined complex and such funds were subject to differing complex-level fee rates.

Based on their review, the Independent Board Members concluded that the breakpoint schedules and complex-wide fee arrangement were acceptable and reflect economies of scale to be shared with shareholders when assets under management increase.

E. Indirect Benefits

In evaluating fees, the Independent Board Members received and considered information regarding potential "fall out" or ancillary benefits the respective Fund Adviser or its affiliates may receive as a result of its relationship with each Fund. In this regard, the Independent Board Members considered any revenues received by affiliates of the Advisor for serving as co-manager in initial public offerings of new closed-end funds as well as revenues received in connection with secondary offerings.

In addition to the above, the Independent Board Members considered whether the Fund Advisers received any benefits from soft dollar arrangements whereby a portion of the commissions paid by a Fund for brokerage may be used to acquire research that may be useful to the Fund Adviser in managing the assets of the Funds and other clients. The Independent Board Members recognized that the Advisor has the authority to pay a higher commission in return for brokerage and research services if it determines

Nuveen Investments

Annual Investment Management Agreement
Approval Process (Unaudited) (continued)

in good faith that the commission paid is reasonable in relation to the value of the brokerage and research services provided and may benefit from such soft dollar arrangements. Similarly, the Board recognized that the research received pursuant to soft dollar arrangements by the Advisor may also benefit a Fund and shareholders to the extent the research enhances the ability of the Advisor to manage the Fund. The Independent Board Members noted that the profitability of the Advisor may be somewhat lower if it did not receive the research services pursuant to the soft dollar arrangements and had to acquire such services directly. Additionally, the Board considered that while the Sub-Advisor may select brokers that provide it with research services, it is the Sub-Advisor's current practice not to receive soft dollar credits in connection with trades executed for the Funds.

Based on their review, the Independent Board Members concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable and within acceptable parameters.

F. Other Considerations

The Independent Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including the Independent Board Members, unanimously concluded that the terms of each Advisory Agreement are fair and reasonable, that the respective Fund Adviser's fees are reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed.

Nuveen Investments

Reinvest Automatically,
Easily and Conveniently

Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

Nuveen Closed-End Funds Automatic Reinvestment Plan

Your Nuveen Closed-End Fund allows you to conveniently reinvest distributions in additional Fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of compounding. Just like distributions in cash, there may be times when income or capital gains taxes may be payable on distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

Easy and convenient

To make recordkeeping easy and convenient, each quarter you'll receive a statement showing your total distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

How shares are purchased

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund's shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares' net asset value or 95% of the shares' market value on the last business day immediately prior to the purchase date. Distributions received to purchase shares in the open market will normally be invested shortly after the distribution payment date. No interest will be paid on distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid

Nuveen Investments

Reinvest Automatically,
Easily and Conveniently (continued)

by Plan participants. These commissions usually will be lower than those charged on individual transactions.

Flexible

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your financial advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

Call today to start reinvesting distributions

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Nuveen Investments

Glossary of Terms
Used in this Report

•  Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

•  Comparative Index for JLA: A blended return consisting of: 1) 50% of the return of the S&P 500 Index, and 2) 50% of the NASDAQ -100 Index. Index returns assume reinvestment of distributions, but do not include the effects of any applicable sales charges or management fees.

•  Comparative Index for JSN: A blended return consisting of: 1) 75% of the return of the S&P 500® Index and 2) 25% of the NASDAQ -100 Index. Index returns assume reinvestment of distributions, but do not include the effects of any applicable sales charges or management fees.

•  Current Distribution Rate: Current distribution rate is based on the Fund's current annualized quarterly distribution divided by the Fund's current market price. The Fund's quarterly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund's cumulative net ordinary income and net realized gains are less than the amount of the Fund's distributions, a tax return of capital.

•  NASDAQ -100 Index: An index including 100 of the largest domestic and international non-financial companies listed on The NASDAQ Stock Market based on market capitalization. The NASDAQ-100 Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. Index returns assume reinvestment of distributions, but do not include the effects of any applicable sales charges or management fees.

•  Net Asset Value (NAV): The net market value of all securities held in a portfolio.

•  Net Asset Value (NAV) Per Share: The market value of one share of a mutual fund or closed-end fund. For a Fund, the NAV is calculated daily by taking the Fund's total assets (securities, cash, and accrued earnings), subtracting the Fund's liabilities, and dividing by the number of shares outstanding.

•  S&P 500® Index: An unmanaged index generally considered representative of the U.S. stock market. Index returns assume reinvestment of distributions, but do not include the effects of any applicable sales charges or management fees.

Nuveen Investments

Intentionally Left Blank

Nuveen Investments

Additional Fund Information

Board of Trustees

John P. Amboian
Robert P. Bremner
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Judith M. Stockdale
Carole E. Stone
Virginia L. Stringer
Terence J. Toth

Fund Manager

Nuveen Fund Advisers, Inc.
333 West Wacker Drive
Chicago, IL 60606

Custodian

State Street Bank & Trust Company
Boston, MA

Transfer Agent and
Shareholder Services

State Street Bank & Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

Legal Counsel

Chapman and Cutler LLP
Chicago, IL

Independent Registered
Public Accounting Firm

PricewaterhouseCoopers LLP
Chicago, IL

Quarterly Portfolio of Investments and Proxy Voting Information

You may obtain (i) each Fund's quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission (SEC). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section at 100 F Street NE, Washington, D.C. 20549.

CEO Certification Disclosure

Each Fund's Chief Executive Officer has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the SEC the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Common Share Information

Each Fund intends to repurchase shares of its own common stock in the future at such times and in such amounts as is deemed advisable. During the period covered by this report, the Funds repurchased shares of their common stock as shown in the accompanying table.

Fund	Shares Repurchased
JPZ	12,600
JSN	—
JLA	43,477
JPG	1,800

Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

Nuveen Investments

Nuveen Investments:
Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen Investments provides high-quality investment services designed to help secure the long-term goals of institutional and individual investors as well as the consultants and financial advisors who serve them. Nuveen Investments markets a wide range of specialized investment solutions which provide investors access to capabilities of its high-quality boutique investment affiliates—Nuveen Asset Management, Symphony Asset Management, NWQ Investment Management Company, Santa Barbara Asset Management, Tradewinds Global Investors, Winslow Capital Management and Gresham Investment Management. In total, Nuveen Investments managed $212 billion as of June 30, 2012.

Find out how we can help you.

To learn more about how the products and services of Nuveen Investments may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/cef

Distributed by
Nuveen Securities, LLC
333 West Wacker Drive
Chicago, IL 60606
www.nuveen.com/cef

ESA-D-0612D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

a) See Portfolio of Investments in Item 1.

b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

		(b)	(c)	(d)*
	(a)	AVERAGE	TOTAL NUMBER OF SHARES	MAXIMUM NUMBER (OR
	TOTAL NUMBER OF	PRICE	(OR UNITS) PURCHASED AS	APPROXIMATE DOLLAR VALUE) OF
	SHARES (OR	PAID PER	PART OF PUBLICLY	SHARES (OR UNITS) THAT MAY YET
	UNITS)	SHARE (OR	ANNOUNCED PLANS OR	BE PURCHASED UNDER THE PLANS OR
Period*	PURCHASED	UNIT)	PROGRAMS	PROGRAMS

JANUARY 1-31, 2012	3,000	11.14	3,000	3,689,754

FEBRUARY 1-29, 2012	0		0	3,689,754

MARCH 1-31, 2012	2,300	11.84	2,300	3,687,454

APRIL 1-30, 2012	0		0	3,687,454

MAY 1-31, 2012	7,300	11.97	7,300	3,680,154

JUNE 1-30, 2012	0		0	3,680,154

TOTAL	12,600

* The registrant’s repurchase program, which authorized the repurchase of 3,850,000 shares, was announced November 16, 2011.  Any repurchases made by the registrant pursuant to the program were made through open-market transactions.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)   The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Equity Premium Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: September 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer
(principal executive officer)

Date: September 7, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller
(principal financial officer)

Date: September 7, 2012